Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Highway Authority, Series 2025, RB,
5.00%, 09/01/29 ................. USD 355 $ 377,663
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... 915 975,638
Auburn University, Series 2026, RB,
5.00%, 06/01/29 ................. 125 132,253
City of Huntsville
Series 2018B , GO , 5.00% , 05/01/29 ..... 280 287,850
Series 2020A , GO , 5.00% , 09/01/29 ..... 100 106,533
Series 2019A , GO , 5.00% , 05/01/33 ..... 125 131,128
County of Jefferson, Series 2024, RB,
5.00%, 10/01/29 ................. 320 336,621
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/29 ..... 280 297,190
Series 2019A , RB , 5.00% , 07/01/30 ..... 180 190,400
Series 2019A , RB , 5.00% , 07/01/31 ..... 500 527,665
University of Alabama at Birmingham
Series 2019A , RB , 5.00% , 10/01/29 ..... 70 74,505
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 95,692
Series 2019B , RB , 5.00% , 10/01/31 ..... 225 238,616
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 80 82,442
3,854,196
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, Series
2025-3, RB, 5.00%, 10/01/29 ......... 125 133,037
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/29 .............. 265 282,316
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 1,155 1,225,112
Municipality of Anchorage
Series 2019B , GO , 5.00% , 04/01/29 ..... 100 105,577
Series 2020E , GO , 5.00% , 04/01/29 ..... 55 58,067
Series 2018A , GO , 5.00% , 09/01/29 ..... 55 57,301
Series 2021A , GO , 5.00% , 09/01/29 ..... 135 143,454
Series 2021C , GO , 5.00% , 09/01/29 ..... 120 127,515
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 111,576
Series 2019B , GO , 5.00% , 04/01/30 ..... 20 21,034
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 122,282
Series 2024A , GO , 5.00% , 08/01/29 ..... 510 542,295
2,929,566
Arizona — 1.7%
Arizona Board of Regents
Series 2021A , RB , 5.00% , 06/01/29 ..... 300 317,744
Series 2022A , RB , 5.00% , 07/01/29 ..... 220 233,253
Series 2025A , RB , 5.00% , 07/01/29 ..... 575 609,639
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 60 63,614
City of Chandler, Series 2023, RB,
5.00%, 07/01/29 ................. 75 79,730
City of Mesa Utility System
RB , 5.00% , 07/01/29 ............... 400 424,304
Series 2019A , RB , 5.00% , 07/01/29 ..... 200 212,037
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 341,781
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 196,560
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 942,368
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 185 189,018
COP , 5.00% , 12/01/29 .............. 600 638,640
Security
Par (000)
Par (000) Value
Arizona (continued)
County of Pima Sewer System
RB , 5.00% , 07/01/29 ............... USD 85 $ 88,347
Series 2020B , COP , 5.00% , 07/01/29 .... 170 180,476
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 120 121,169
Series 2021D , GO , 4.00% , 07/01/29 ..... 120 123,858
Series 2017A , GO , 5.00% , 07/01/29 ..... 100 102,120
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 435 462,057
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/29 ...... 905 924,186
Series 2025B , GO , 5.00% , 07/01/29 ..... 340 360,658
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/29 ..... 75 75,711
Series 2017A , RB , 5.00% , 01/01/29 ..... 270 278,720
Series 2021A , RB , 5.00% , 01/01/29 ..... 365 384,574
Series 2023A , RB , 5.00% , 01/01/29 ..... 270 284,479
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 421,451
Scottsdale Municipal Property Corp., Series
2025, RB, 5.00%, 07/01/29 .......... 75 79,643
8,136,137
Arkansas — 0.1%
University of Arkansas
Series 2023 , RB , 5.00% , 10/01/29 ...... 60 63,712
Series 2023B , RB , 5.00% , 11/01/29 ..... 250 265,793
Series 2019A , RB , 5.00% , 03/01/31 ..... 100 104,905
434,410
California — 12.1%
Alameda Unified School District-Alameda
County, Series 2004A, GO, 0.00%, 08/01/29
(a)
55 50,294
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 158,980
Anaheim Public Financing Authority
Series 2019A , RB , 5.00% , 09/01/30 ( BAM ) 135 143,267
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 115 121,775
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 225,589
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 372,781
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(a)
............. 1,055 970,452
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 3,545 3,547,549
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 166,668
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 35,571
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 26,532
Series 2021B , RB , 5.00% , 05/01/29 ..... 180 191,032
Series 2024C , RB , 5.00% , 09/01/29 ..... 770 821,785
Series D , RB , 5.00% , 09/01/29 ......... 280 286,522
Series B , RB , 5.00% , 10/01/29 ......... 225 230,616
Series 2018C , RB , 5.00% , 11/01/29 ..... 40 41,949
Series 2021C , RB , 5.00% , 11/01/29 ..... 125 133,777
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 123,075
Series 2025C , RB , 5.00% , 11/01/29 ..... 50 53,511
Series 2019C , RB , 5.00% , 11/01/30 ..... 645 688,762
Series 2019C , RB , 5.00% , 11/01/31 ..... 375 400,007
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 150,101

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 11/01/29 ..... USD 25 $ 26,804
Series 2019A , RB , 5.00% , 11/01/32 ..... 70 74,665
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(a)
........ 750 686,036
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 245 245,427
Series B , GO , 3.00% , 08/01/33 ........ 265 262,451
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... 265 252,505
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 540,967
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 255 271,198
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 79,703
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 117,724
Series 2019C , RB , 5.00% , 05/15/31 ..... 55 58,163
City of Los Angeles Wastewater System, Series
A, RB, 5.00%, 06/01/29 ............ 80 81,587
City of Riverside, Series 2019A, RB,
5.00%, 10/01/31 ................. 245 258,827
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 102,987
City of San Jose, Series 2019C, GO,
5.00%, 09/01/29 ................. 100 106,364
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/29 (AMBAC)
(a)
.......... 1,000 913,826
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 230 211,069
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 88,192
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 291,908
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 93,741
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,364,252
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 53,875
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 532,515
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(a)
............. 1,480 1,349,394
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. 165 164,769
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/29 ................. 440 468,658
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 40,530
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 117,951
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 101,366
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,799,059
Los Angeles County Public Works Financing
Authority
Series 2020A , RB , 5.00% , 12/01/29 ..... 25 26,915
Series 2019E-1 , RB , 5.00% , 12/01/31 .... 130 139,282
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 140,000
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 110 110,906
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 134,791
Series 2019B , RB , 5.00% , 07/01/29 ..... 130 136,032
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 68,615
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 253,349
Security
Par (000)
Par (000) Value
California (continued)
Series 2021B , RB , 5.00% , 07/01/29 ..... USD 275 $ 290,296
Series 2022A , RB , 5.00% , 07/01/29 ..... 40 42,225
Series 2022E , RB , 5.00% , 07/01/29 ..... 105 110,840
Series 2023A , RB , 5.00% , 07/01/29 ..... 690 728,379
Series 2024A , RB , 5.00% , 07/01/29 ..... 75 79,172
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 163,621
Series 2024E , RB , 5.00% , 07/01/29 ..... 620 654,485
Series 2025D , RB , 5.00% , 07/01/29 ..... 395 416,971
Series 2019D , RB , 5.00% , 07/01/31 ..... 150 157,220
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 212,286
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 46,915
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 450 453,705
Series 2018B , RB , 5.00% , 07/01/29 ..... 310 321,425
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 263,905
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 84,450
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 311,408
Series 2025C , RB , 5.00% , 07/01/29 ..... 445 469,752
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 143,674
Series 2026QRR , GO , 5.00% , 07/01/29 ... 2,000 2,128,498
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 265,798
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 256,424
Los Rios Community College District
Series 2017 , GO , 5.00% , 08/01/29 ...... 80 82,032
Series E , GO , 3.00% , 08/01/32 ........ 725 706,134
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/29 ..... 505 509,903
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 64,275
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 32,325
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 52,723
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 145,770
Municipal Improvement Corp. of Los Angeles
Series 2023A , RB , 5.00% , 05/01/29 ..... 110 116,374
Series 2026A , RB , 5.00% , 05/01/29 ..... 480 507,812
Series 2020B , RB , 5.00% , 11/01/29 ..... 225 239,911
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(a)
... 385 351,750
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/29 ......... 500 531,465
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/29 .............. 465 471,107
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 91,196
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 424,568
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 53,721
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(a)
................ 150 137,572
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 200 182,544
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,404
San Diego County Regional Airport Authority,
Series 2019A, RB, 5.00%, 07/01/31 ..... 600 635,855
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 218,845
San Diego Public Facilities Financing Authority,
Series 2026A, RB, 5.00%, 08/01/29 ..... 350 374,265
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(a)
...... 245 225,310
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 69,442
Series 2017J , GO , 5.00% , 07/01/29 ..... 75 76,637

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... USD 100 $ 106,091
Series 2019D , RB , 5.00% , 05/01/30 ..... 60 63,635
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/29
(NPFGC)
(a)
.................... 50 46,091
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 30,823
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 220 202,548
San Mateo County Community College District
(a)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 90,775
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 710 644,504
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29
(a)
......... 250 229,626
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... 100 106,159
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 290,296
Series 2023-1A , RB , 5.00% , 07/01/29 .... 100 105,562
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 158,343
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(b)
375 390,568
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/29 (NPFGC)
(a)
200 183,159
State of California
GO , 5.00% , 04/01/29 ............... 1,385 1,468,896
Series B , GO , 5.00% , 08/01/29 ........ 300 306,900
GO , 5.00% , 08/01/29 ............... 345 362,771
GO , 4.00% , 09/01/29 ............... 955 990,065
GO , 5.00% , 09/01/29 ............... 1,440 1,538,163
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 502,039
GO , 5.00% , 10/01/29 ............... 1,900 2,028,814
Series 2023 , GO , 5.00% , 10/01/29 ...... 1,525 1,631,260
GO , 4.00% , 11/01/29 ............... 295 306,242
GO , 5.00% , 11/01/29 ............... 1,975 2,115,583
Series 2017 , GO , 5.00% , 11/01/29 ...... 300 308,507
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 508,811
GO , 5.00% , 12/01/29 ............... 555 595,335
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 298,944
GO , 5.00% , 04/01/31 ............... 225 237,410
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 308,479
GO , 5.00% , 04/01/32 ............... 290 305,403
GO , 5.00% , 10/01/32 ............... 300 318,417
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 122,779
Series BB , RB , 5.00% , 12/01/29 ........ 140 151,046
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,255
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 1,000 911,484
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 122,455
Series 2018O , RB , 4.00% , 05/15/29 ..... 220 224,578
Series 2017AY , RB , 5.00% , 05/15/29 .... 160 162,935
Series 2017M , RB , 5.00% , 05/15/29 ..... 85 86,546
Series 2018AZ , RB , 5.00% , 05/15/29 .... 80 83,217
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 159,377
Series 2023BM , RB , 5.00% , 05/15/29 .... 105 111,564
Series 2023BN , RB , 5.00% , 05/15/29 .... 600 637,508
Series 2023BQ , RB , 5.00% , 05/15/29 .... 375 398,442
Series 2024BS , RB , 5.00% , 05/15/29 .... 215 228,440
Series 2024BW , RB , 5.00% , 05/15/29 .... 110 116,876
Series 2025BZ , RB , 5.00% , 05/15/29 .... 750 796,885
Security
Par (000)
Par (000) Value
California (continued)
Series 2019BB , RB , 5.00% , 05/15/31 .... USD 315 $ 333,317
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(a)
.... 525 477,003
56,556,313
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2021A, GO,
5.00%, 12/01/29 (SAW) ............ 135 144,402
Board of Governors of Colorado State University
System
Series 2025F , RB , 5.00% , 03/01/29 ( ST
INTERCEPT ) .................. 610 643,351
Series A , RB , 5.00% , 03/01/29 ( HERBIP ) .. 35 35,795
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 533,630
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 150 151,197
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 110 117,194
Series 2020B , GO , 5.00% , 08/01/29 ..... 190 202,426
Series 2022A , GO , 5.00% , 08/01/29 ..... 160 170,464
COP , 5.00% , 12/01/29 .............. 345 368,235
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... 110 117,356
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 181,368
Series 2023A , RB , 5.00% , 11/15/29 ..... 125 133,157
Series 2018B , RB , 5.00% , 12/01/29 ..... 230 240,816
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 223,287
Series 2019C , RB , 5.00% , 11/15/31 ..... 65 68,932
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 267,329
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 182,008
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 395 408,931
E-470 Public Highway Authority, Series 2000B,
RB, 0.00%, 09/01/29 (NPFGC)
(a)
....... 80 73,045
Regional Transportation District
COP , 5.00% , 06/01/29 .............. 580 614,435
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 165 176,204
State of Colorado
Series 2018M , COP , 5.00% , 03/15/29 .... 390 403,606
COP , 5.00% , 06/15/29 .............. 300 318,003
COP , 5.00% , 03/15/31 .............. 410 430,135
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 255 265,014
Weld County School District No. 6 Greeley
Series 2020 , GO , 5.00% , 12/01/29 ( SAW ) . 220 234,889
Series 2020 , GO , 5.00% , 12/01/31 ( SAW ) . 205 217,883
6,923,092
Connecticut — 1.7%
Aquarion Water Authority, Series 2026A, RB,
5.00%, 08/01/29 ................. 500 527,828
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 260 267,446
Series 2022A , GO , 4.00% , 01/15/29 ..... 150 154,296
Series 2020A , GO , 5.00% , 01/15/29 ..... 380 400,467
Series 2019B , GO , 5.00% , 02/15/29 ..... 325 342,909
Series 2019A , GO , 5.00% , 04/15/29 ..... 50 52,901
Series 2020C , GO , 4.00% , 06/01/29 ..... 400 412,618
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 63,652
Series 2025C , GO , 5.00% , 08/15/29 ..... 60 63,821

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2025D , GO , 5.00% , 08/15/29 ..... USD 400 $ 425,476
Series 2022E , GO , 5.00% , 11/15/29 ..... 55 58,735
Series 2024H , GO , 5.00% , 11/15/29 ..... 535 571,331
Series 2025B , GO , 5.00% , 12/01/29 ..... 1,125 1,202,243
Series 2019A , GO , 5.00% , 04/15/31 ..... 230 241,983
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 465 479,653
Series 2021C , RB , 5.00% , 01/01/29 ..... 220 231,692
Series 2021A , RB , 5.00% , 05/01/29 ..... 320 338,811
Series 2022A , RB , 5.00% , 07/01/29 ..... 130 138,041
Series 2023B , RB , 5.00% , 07/01/29 ..... 475 504,271
Series 2024B , RB , 5.00% , 07/01/29 ..... 70 74,314
Series 2018B , RB , 5.00% , 10/01/29 ..... 240 251,004
Series 2021D , RB , 5.00% , 11/01/29 ..... 425 453,587
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/29 ( SAP ) . 100 101,009
Series 2020A , RB , 5.00% , 02/15/29 ( SAP ) . 55 58,006
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 85 89,955
Series 2023A , RB , 5.00% , 08/15/29 ( SAP ) . 195 207,607
Series 2019 , RB , 5.00% , 11/01/29 ( SAP ) .. 20 20,926
7,734,582
Delaware — 0.3%
County of New Castle, Series 2019, GO,
5.00%, 04/01/29 ................. 220 233,018
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 143,471
Series 2020 , RB , 5.00% , 07/01/29 ...... 300 318,824
Series 2019 , RB , 5.00% , 07/01/32 ...... 215 226,647
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 152,946
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 142,613
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 142,820
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 105,366
Series 2019 , GO , 5.00% , 02/01/32 ...... 100 104,930
1,570,635
District of Columbia — 1.1%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 15,793
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 122,173
Series 2023B , GO , 5.00% , 06/01/29 ..... 230 243,842
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 295,962
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 389,211
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 425,432
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 439,849
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 227,097
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 190,057
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 184,778
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 275,277
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 213,166
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 132,829
Series 2019C , RB , 5.00% , 10/01/30 ..... 285 302,821
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 143,140
District of Columbia Water & Sewer Authority
Series 2024A , RB , 5.00% , 10/01/29 ..... 60 63,931
Series 2025A , RB , 5.00% , 10/01/29 ..... 300 319,655
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/29
(a)
................ 245 221,022
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 152,834
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 213,968
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 201,218
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021A , RB , 5.00% , 07/15/29 ..... USD 495 $ 524,225
5,298,280
Florida — 4.4%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 178,726
Series 2019B , RB , 5.00% , 07/01/29 ..... 20 21,215
Series 2021 , RB , 5.00% , 07/01/29 ...... 110 116,839
Series 2021D , RB , 5.00% , 07/01/29 ..... 370 392,470
Series 2024B , RB , 5.00% , 07/01/29 ..... 30 31,839
Series 2019B , RB , 5.00% , 07/01/31 ..... 55 57,944
Series 2019A , RB , 5.00% , 07/01/32 ..... 130 136,746
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 278,295
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/29 ..... 60 60,991
Series 2024A , GO , 5.00% , 06/01/29 ..... 45 47,545
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 455 465,974
City of Hollywood, Series 2019, GO,
5.00%, 07/01/29 ................. 275 291,305
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 305 324,412
Series 2022A , RB , 5.00% , 10/01/29 ..... 255 271,229
Series 2023A , RB , 5.00% , 10/01/29 ..... 155 164,865
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 353,790
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 190 200,691
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 184,847
Series 2025A , GO , 5.00% , 07/01/29 ..... 60 63,609
Series 2019B , RB , 5.00% , 04/01/30 ..... 170 178,828
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 151,721
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 415 438,347
Series 2019 , RB , 5.00% , 07/01/31 ...... 620 653,012
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/29 ..... 395 404,664
Series 2024B , RB , 5.00% , 10/01/29 ..... 30 31,881
County of Seminole, Series 2025A, RB,
5.00%, 10/01/29 ................. 215 229,153
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 430,086
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 26,549
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/29 .... 220 234,650
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 260 255,881
Series 2019A , RB , 5.00% , 10/01/29 ..... 555 589,804
Series 2021B , RB , 5.00% , 10/01/29 ..... 100 104,358
Series 2025A , RB , 5.00% , 10/01/29 ..... 405 430,398
Hillsborough County School Board, COP,
5.00%, 07/01/29 ................. 25 25,950
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 ................. 855 909,949
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 130 138,761
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 350 370,705
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 200 211,001
Series 2021A , RB , 5.00% , 10/01/29 ..... 155 165,252
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 266,535
Series 2019A , RB , 5.00% , 10/01/30 ..... 150 157,932
Palm Beach County School District
Series 2018C , COP , 5.00% , 08/01/29 .... 1,585 1,647,727
Series 2022B , COP , 5.00% , 08/01/29 .... 45 47,715

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 08/01/29 .... USD 235 $ 249,179
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 240 243,197
Series 2022A , GO , 5.00% , 03/15/29 ( BAM ) 245 258,854
Series 2025A , COP , 5.00% , 05/01/29 .... 1,225 1,290,997
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/29 .... 80 84,377
Series 2019B , COP , 5.00% , 07/01/29 .... 1,035 1,092,213
Series 2021 , GO , 5.00% , 07/01/29 ...... 50 52,850
Series B , COP , 5.00% , 07/01/29 ........ 150 152,590
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/29 ...... 215 228,550
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 244,385
Series 2017C , GO , 5.00% , 06/01/29 ..... 350 356,394
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 260,157
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 217,682
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 175,208
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 100,877
Series 2017A , GO , 5.00% , 07/01/29 ..... 80 81,607
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 291,648
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 100,961
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 106,275
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 111,588
Series 2019C , GO , 4.00% , 06/01/32 ..... 340 345,682
Series 2019B , GO , 5.00% , 06/01/32 ..... 180 189,580
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 42,665
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 180 187,254
Series 2019A , RB , 5.00% , 07/01/29 ..... 435 460,168
Series 2021A , RB , 5.00% , 07/01/29 ..... 490 518,350
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... 190 201,758
Series 2020A , RB , 5.00% , 07/01/29 ..... 133 141,230
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 79,641
Series 2021B , RB , 5.00% , 07/01/29 ..... 80 84,951
Series 2023A , RB , 5.00% , 07/01/29 ..... 140 148,664
Series 2024B , RB , 5.50% , 07/01/29 ..... 60 64,581
Series 2024A , RB , 6.00% , 07/01/29 ..... 290 316,171
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 95,699
Volusia County School Board
COP , 5.00% , 08/01/29 .............. 50 52,679
Series 2025B , COP , 5.00% , 08/01/29 .... 200 211,008
20,583,861
Georgia — 1.9%
Athens-Clarke County Unified Government
Series 2020 , GO , 4.00% , 12/01/29 ...... 25 25,919
Series 2021 , GO , 5.00% , 12/01/29 ...... 190 203,164
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 169,620
Series 2023B-1 , RB , 5.00% , 07/01/29 .... 200 212,025
Series 2023F , RB , 5.00% , 07/01/29 ..... 60 63,608
Series 2019E , RB , 5.00% , 07/01/30 ..... 60 63,476
City of Atlanta Water & Wastewater
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 60 64,171
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 109,263
Columbia County Public Facilities Authority,
Series 2024, RB, 5.00%, 04/01/29 ...... 350 370,803
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 265,903
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 235 243,079
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2020 , GO , 5.00% , 02/01/29 ...... USD 95 $ 100,357
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 910 964,027
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 575 594,648
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/29 ..... 475 479,819
Series 2023B , RB , 5.00% , 07/01/29 ..... 145 154,224
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 325 340,805
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 52,432
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 31,459
Series 2020A , RB , 5.00% , 11/01/29 ..... 25 26,539
Series 2019A , RB , 5.00% , 01/01/30 ..... 225 234,909
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,060 1,126,447
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,150 1,222,089
Series 2025A , RB , 5.00% , 09/01/29 ..... 520 552,597
State of Georgia
Series 2023C , GO , 4.00% , 01/01/29 ..... 70 72,183
Series 2022C , GO , 4.00% , 07/01/29 ..... 460 476,380
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 93,813
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 47,867
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 47,867
Series 2020A , GO , 5.00% , 08/01/29 ..... 85 90,539
Series 2019A , GO , 5.00% , 07/01/30 ..... 225 238,706
8,738,738
Hawaii — 1.2%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 35 36,155
Series 2019A , RB , 4.00% , 07/01/31 ..... 495 506,485
Series 2019A , RB , 4.00% , 07/01/32 ..... 430 437,946
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 190 201,873
Series 2025E , GO , 5.00% , 07/01/29 ..... 500 531,244
Series 2019C , GO , 4.00% , 08/01/29 ..... 385 397,383
Series 2018A , GO , 5.00% , 09/01/29 ..... 175 182,610
Series 2019A , GO , 5.00% , 09/01/29 ..... 710 740,874
Series C , GO , 5.00% , 10/01/29 ........ 280 298,703
Series 2022A , GO , 5.00% , 11/01/29 ..... 465 496,725
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 160 160,930
County of Maui, Series 2020, GO,
5.00%, 03/01/29 ................. 85 89,817
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 145 152,776
Series FK , GO , 5.00% , 05/01/29 ....... 520 528,629
Series FN , GO , 5.00% , 10/01/29 ....... 380 389,888
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 338,977
State of Hawaii Harbor System, Series 2020C,
RB, 5.00%, 07/01/29 .............. 60 63,559
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/29 ................. 85 86,945
5,641,519
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 895 946,827
Series 2019A , RB , 5.00% , 07/15/30 ..... 315 333,379
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 530,806
1,811,012

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 5.1%
Board of Trustees of the University of Illinois
(The), Series 2021A, RB, 5.00%, 04/01/29 . USD 305 $ 321,142
Champaign County Community Unit School
District No. 4 Champaign, Series 2019, GO,
4.00%, 06/01/31 ................. 800 813,133
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 100 104,904
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 131,130
Series 2022D , RB , 5.00% , 01/01/29 ..... 255 267,504
Series 2023 , RB , 5.00% , 01/01/29 ( BAM ) . 65 68,156
Series 2024D , RB , 5.00% , 01/01/29 ..... 80 83,923
Series 2025D , RB , 5.00% , 01/01/29 ..... 525 550,744
Series A , RB , 5.00% , 01/01/29 ......... 115 116,070
Series D , RB , 5.25% , 01/01/29 ......... 435 439,436
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 420 439,117
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/29 ...... 350 366,404
City of Chicago
Series 2008C , GO , 0.00% , 01/01/29
(a)
.... 170 155,341
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 255,469
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/29 ( AGM ) 475 498,089
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 245 256,909
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 260 266,166
Series 2023B , RB , 5.00% , 11/01/29 ..... 110 116,767
Series 2024A , RB , 5.00% , 11/01/29 ..... 310 328,183
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 570 598,232
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 185 189,730
Series 2022A , GO , 5.00% , 11/15/29 ..... 380 403,106
County of Will, Series 2021, GO,
5.00%, 11/15/29 ................. 40 42,613
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 110 109,713
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 595 633,119
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 110,379
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 520,360
Series 2025C , RB , 5.00% , 04/01/29 ..... 320 336,600
Series 2019 , RB , 5.00% , 01/01/31 ...... 305 321,883
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 990 1,039,775
Series 2019C , RB , 5.00% , 01/01/29 ..... 750 787,708
Series 2018A , RB , 5.00% , 01/01/30 ..... 415 434,999
Series 2018A , RB , 5.00% , 01/01/31 ..... 710 742,787
Lake County School District No. 112 North
Shore, Series 2024, GO, 5.00%, 12/01/29 . 440 466,901
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/29 ..... 465 496,012
Series 2021C , GO , 5.00% , 12/01/29 ..... 265 282,673
Series 2021D , GO , 5.00% , 12/01/29 ..... 60 64,002
Regional Transportation Authority
Series 2018B , RB , 5.00% , 06/01/29 ..... 180 186,636
Series 2017A , RB , 5.00% , 07/01/29 ..... 25 25,466
Series 2002A , RB , 6.00% , 07/01/29 ( NPFGC ) 770 835,238
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 300 305,542
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 601,547
Series 2020A , RB , 5.00% , 01/01/29 ..... 690 722,062
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021A , RB , 5.00% , 01/01/29 ..... USD 85 $ 88,950
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 445 449,317
Series 2021A , GO , 5.00% , 03/01/29 ..... 715 748,935
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 99,509
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 382,231
Series 2026C , GO , 5.00% , 04/01/29 ..... 500 524,302
Series 2018A , GO , 5.00% , 05/01/29 ..... 785 810,182
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 724,317
Series 2023D , GO , 5.00% , 07/01/29 ..... 345 362,926
Series 2025B , GO , 5.25% , 09/01/29 ..... 525 557,231
Series 2022B , GO , 5.00% , 10/01/29 ..... 80 84,413
Series 2019A , GO , 5.00% , 11/01/29 ..... 160 168,991
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 375,313
Series 2023B , GO , 5.00% , 12/01/29 ..... 905 956,784
Series 2019B , GO , 5.00% , 11/01/31 ..... 630 660,588
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 362,921
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 526,434
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 105,287
Series 2026B , RB , 5.00% , 06/15/29 ..... 145 152,666
23,976,967
Indiana — 2.0%
Ball State University, Series S, RB,
5.00%, 07/01/29 ................. 100 105,651
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 165 172,072
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/29 ..... 140 144,569
Series 2018A , RB , 5.00% , 02/01/29 ..... 55 56,795
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 274,424
Series 2022A , RB , 5.00% , 02/01/29 ..... 75 78,809
Series 2021B , RB , 5.00% , 02/01/29 ..... 340 358,609
Series 2021A , RB , 5.00% , 02/01/29 ..... 55 58,010
Series 2016C , RB , 5.00% , 06/01/29 ..... 115 121,866
Series 2022B , RB , 5.00% , 10/01/29 ..... 155 164,783
Series 2022A , RB , 5.00% , 10/01/29 ..... 140 148,836
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 207,977
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 570 605,976
Series 2023A , RB , 5.00% , 10/01/29 ..... 295 313,619
Series 2021-2 , RB , 5.00% , 10/01/29 ..... 70 74,222
Series 2026A , RB , 5.00% , 10/01/29 ..... 500 532,649
Series 2019E , RB , 5.00% , 02/01/30 ..... 245 257,559
Series 2019E , RB , 5.00% , 02/01/31 ..... 335 351,432
Series 2019C , RB , 5.00% , 02/01/31 ..... 200 209,663
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 209,663
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 159,588
Series 2019A , RB , 5.00% , 01/01/29 ..... 95 99,645
Series 2025A , RB , 5.00% , 01/01/29 ..... 280 294,292
Series 2019A , RB , 5.00% , 01/01/31 ..... 135 141,048
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 130,390
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 205 217,412
Series Z-1 , RB , 5.00% , 08/01/29 ....... 645 685,500
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 483,609
Series 2017A , RB , 5.00% , 01/15/29 ..... 90 90,856
Series 2025A , RB , 5.00% , 01/15/29 ..... 50 52,526
Series 2025C , RB , 5.00% , 01/15/29 ..... 50 52,453
Series 2019A , RB , 5.00% , 02/01/29 ..... 300 315,086
Series 2024E , RB , 5.00% , 02/01/29 ..... 730 767,430

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2021A , RB , 5.00% , 06/01/29 ..... USD 500 $ 527,202
Series 2019A , RB , 5.00% , 02/01/30 ..... 130 136,424
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 535 560,599
Purdue University
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 265,348
Series EE , RB , 5.00% , 07/01/29 ........ 95 100,832
9,527,424
Iowa — 0.2%
City of Des Moines, Series 2023A, GO,
6.00%, 06/01/29 ................. 150 162,704
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 595 631,639
794,343
Kansas — 0.7%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/29 ................. 265 271,088
Johnson County Unified School District No. 229
Blue Valley
Series 2023A , GO , 5.00% , 10/01/29 ..... 145 154,649
Series 2023B , GO , 5.00% , 10/01/29 ..... 200 213,309
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. 165 176,083
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 880,419
Series 2021P , RB , 5.00% , 05/01/29 ..... 210 222,299
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 63,498
Series 2020P , RB , 4.00% , 06/01/29 ..... 100 101,738
Series 2021L , RB , 4.00% , 06/01/31 ..... 95 96,745
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 130 138,465
Sedgwick County Unified School District No. 265
Goddard, Series 2025-1, GO, 5.00%, 08/01/29 120 122,227
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/29 175 176,872
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/29 ..... 255 260,997
Series 2025A , RB , 5.00% , 09/01/29 ..... 290 308,620
3,187,009
Kentucky — 0.9%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 94,901
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2021A, RB,
2.00%, 08/01/32 ................. 115 101,020
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/29 .............. 240 248,047
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 170 172,675
Series A , RB , 5.00% , 06/01/29 ......... 150 158,872
Series A , RB , 5.00% , 10/01/29 ......... 100 106,467
Series 2024A , RB , 5.00% , 11/01/29 ..... 210 223,803
Series 2024B , RB , 5.00% , 11/01/29 ..... 1,050 1,119,013
Series A , RB , 5.00% , 11/01/29 ......... 210 223,803
Kentucky Turnpike Authority
Series 2022A , RB , 5.00% , 07/01/29 ..... 280 296,948
Series 2024A , RB , 5.00% , 07/01/29 ..... 435 461,330
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/29 ................. 145 153,591
Security
Par (000)
Par (000) Value
Kentucky (continued)
Louisville & Jefferson County Metropolitan
Sewer District
Series 2022A , RB , 5.00% , 05/15/29 ..... USD 260 $ 274,897
Series 2025A , RB , 5.00% , 05/15/29 ..... 330 348,908
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/29 ................. 190 203,038
4,187,313
Louisiana — 0.6%
City of New Orleans, Series 2022, GO,
5.00%, 12/01/29 ................. 60 62,685
East Baton Rouge Sewerage Commission
Series 2019B , RB , 5.00% , 02/01/29 ..... 145 152,614
Series 2020A , RB , 5.00% , 02/01/29 ..... 60 63,150
Series 2019A , RB , 5.00% , 02/01/32 ..... 100 104,116
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 ................. 425 450,873
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 355 374,590
Series 2023A , GO , 5.00% , 04/01/29 ..... 145 153,208
Series 2024A , GO , 5.00% , 05/01/29 ..... 85 89,932
Series 2019A , RB , 5.00% , 09/01/29 ..... 140 145,746
Series 2021 , RB , 5.00% , 09/01/29 ...... 160 169,933
Series 2023 , RB , 5.00% , 09/01/29 ...... 785 833,732
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 266,935
Series 2019A , GO , 5.00% , 03/01/30 ..... 115 121,042
2,988,556
Maine — 0.6%
City of Portland, Series 2020, GO,
5.00%, 10/01/29 ................. 100 106,802
Maine Governmental Facilities Authority
Series 2020A , RB , 5.00% , 10/01/29 ..... 55 58,364
Series 2025A , RB , 5.00% , 10/01/29 ..... 120 127,339
Series 2020A , RB , 5.00% , 10/01/31 ..... 120 126,693
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/29 ..... 825 875,390
Series 2022A , RB , 5.00% , 09/01/29 ..... 45 47,749
Series 2019A , RB , 5.00% , 11/01/30 ..... 50 53,207
Series 2019A , RB , 5.00% , 11/01/31 ..... 215 227,838
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 205 217,509
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 196,134
Series 2020B , GO , 5.00% , 06/01/29 ..... 125 132,523
Series 2021B , GO , 5.00% , 06/01/29 ..... 115 121,921
Series 2022B , GO , 5.00% , 06/01/29 ..... 105 111,319
Series 2023B , GO , 5.00% , 06/01/29 ..... 175 185,532
2,588,320
Maryland — 2.9%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 215 227,686
Series 2021A , GO , 4.00% , 10/15/29 ..... 20 20,641
Series 2019A , GO , 5.00% , 10/15/31 ..... 75 79,423
Series 2019A , RB , 5.00% , 07/01/32 ..... 245 256,235
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 255,456
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/29 ...... 10 10,579
Series 2025 , GO , 5.00% , 04/01/29 ...... 55 58,185
Series 2018 , GO , 5.00% , 10/01/29 ...... 140 143,512
Series 2019 , GO , 5.00% , 10/01/29 ...... 90 95,986
Series 2020 , GO , 5.00% , 10/01/29 ...... 275 293,292
Series 2023 , GO , 5.00% , 10/01/29 ...... 130 138,647
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 69,136

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020 , GO , 5.00% , 10/01/30 ...... USD 95 $ 101,045
County of Baltimore
COP , 5.00% , 03/01/29 .............. 55 57,975
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 153,221
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 110,953
Series 2021 , GO , 5.00% , 03/01/29 ...... 295 311,725
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 147,937
Series 2019 , GO , 5.00% , 03/01/31 ...... 50 52,507
Series 2019 , GO , 5.00% , 03/01/32 ...... 135 141,471
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 181,361
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 675 673,161
Series 2018A , GO , 5.00% , 02/15/29 ..... 165 170,706
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 122,431
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 122,431
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/29 ..... 215 222,610
Series 2021A , GO , 5.00% , 08/01/29 ..... 105 111,714
Series 2017C , GO , 5.00% , 10/01/29 ..... 55 56,399
Series 2020B , GO , 4.00% , 11/01/29 ..... 990 1,027,073
Series 2018A , GO , 5.00% , 11/01/29 ..... 330 345,939
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/29 ..... 175 182,475
Series 2020A , GO , 5.00% , 07/15/29 ..... 470 490,076
Series 2023A , GO , 5.00% , 08/01/29 ..... 195 207,469
Series 2020B , GO , 5.00% , 09/15/29 ..... 415 442,413
Series 2019A , GO , 5.00% , 07/15/30 ..... 175 185,519
Series 2019A , GO , 4.00% , 07/15/31 ..... 445 455,621
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 495,785
Series 2021A , RB , 5.00% , 07/01/29 ..... 225 238,794
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 81,104
Series 2018A , GO , 5.00% , 03/15/29 ..... 350 362,514
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 395 417,664
Series 2020A , GO , 5.00% , 03/15/29 ..... 540 570,984
Series 2022-1A , GO , 5.00% , 06/01/29 .... 465 493,402
Series 2021A , GO , 5.00% , 08/01/29 ..... 100 106,395
Series 2019-2A , GO , 5.00% , 08/01/30 .... 220 233,392
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 240 252,434
Series 2019-2A , GO , 5.00% , 08/01/31 .... 365 386,190
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 370 388,335
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/29 ...... 55 57,081
Series 2020 , RB , 5.00% , 10/01/29 ...... 180 191,849
Series 2021A , RB , 5.00% , 10/01/29 ..... 105 111,912
Series 2021A , RB , 4.00% , 10/01/30 ..... 515 529,928
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 143,175
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 271,198
University System of Maryland
Series 2018A , RB , 5.00% , 04/01/29 ..... 105 108,667
Series 2019C , RB , 5.00% , 04/01/29 ..... 205 216,551
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 84,508
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/29 ( GTD ) 115 117,128
Series 2020 , RB , 5.00% , 06/01/29 ( GTD ) .. 150 159,162
13,741,162
Massachusetts — 1.8%
City of Boston, Series 2017A, GO,
3.00%, 04/01/29 ................. 100 99,347
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 420 444,123
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 79,531
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2019F , GO , 5.00% , 05/01/29 ..... USD 220 $ 233,292
Series 2018B , GO , 5.00% , 07/01/29 ..... 145 154,186
Series 2020B , GO , 5.00% , 07/01/29 ..... 50 53,168
Series 2020D , GO , 5.00% , 07/01/29 ..... 315 334,956
Series 2019G , GO , 5.00% , 09/01/29 ..... 215 229,249
Series 2022A , GO , 5.00% , 10/01/29 ..... 260 277,611
Series 2020E , GO , 5.00% , 11/01/29 ..... 200 213,838
Series 2024B , GO , 5.00% , 11/01/29 ..... 85 90,881
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 131,424
Series 2019G , GO , 5.00% , 09/01/30 ..... 180 191,365
Series 2019A , GO , 5.00% , 01/01/31 ..... 575 603,310
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 78,989
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/29 ............ 2,500 2,643,468
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(a)
.................... 135 125,215
Massachusetts Development Finance Agency,
Series 2026, RB, 5.00%, 10/01/29
(c)
..... 320 339,328
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/29 ......... 500 528,546
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 31,782
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 52,728
Series 2019B-1 , RB , 5.00% , 01/01/30 .... 145 152,518
Series 2019A , RB , 5.00% , 01/01/31 ..... 130 136,370
Series 2019C , RB , 5.00% , 01/01/31 ..... 380 398,882
Series 2019C , RB , 5.00% , 01/01/32 ..... 410 429,524
Series 2019C , RB , 5.00% , 01/01/33 ..... 160 167,316
University of Massachusetts Building Authority
Series 2017-3 , RB , 5.00% , 11/01/29 ..... 275 282,319
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 80 84,963
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,047
8,609,276
Michigan — 1.4%
Chippewa Valley Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 400 420,780
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 186,951
Series 2018B , RB , 5.00% , 07/01/29 ..... 130 137,562
Great Lakes Water Authority Water Supply
System, Series 2025A, RB, 5.00%, 07/01/29 320 338,615
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 260 276,491
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 915 957,664
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 260 276,309
Michigan State University
Series 2019B , RB , 5.00% , 02/15/29 ..... 20 21,078
Series 2023A , RB , 5.00% , 02/15/29 ..... 185 194,971
Series 2020A , RB , 5.00% , 08/15/29 ..... 170 180,583
Series 2023A , RB , 5.00% , 08/15/29 ..... 565 600,172
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 435 464,399
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 213,517
Series 2023 , RB , 5.00% , 11/15/29 ...... 155 165,475
University of Michigan
Series 2017A , RB , 5.00% , 04/01/29 ..... 115 116,801
Series 2019A , RB , 5.00% , 04/01/29 ..... 240 254,030
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 79,384

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2019A , RB , 5.00% , 04/01/30 ..... USD 155 $ 163,455
Utica Community Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 830 871,495
Wayne County Airport Authority
Series 2018A , RB , 5.00% , 12/01/29 ..... 435 455,857
Series 2021A , RB , 5.00% , 12/01/29 ..... 20 21,319
6,396,908
Minnesota — 1.7%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/29 ................. 65 69,574
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 335 344,539
Series 2019C , GO , 5.00% , 12/01/29 ..... 190 203,433
Series 2020A , GO , 5.00% , 12/01/29 ..... 80 85,656
Lakeville Independent School District No. 194,
Series 2020A, GO, 3.00%, 02/01/29 (SD
CRED PROG) .................. 790 782,710
Metropolitan Council
Series 2020B , GO , 5.00% , 03/01/29 ..... 235 248,269
Series 2025B , GO , 5.00% , 03/01/29 ..... 175 184,881
Series 2021C , GO , 5.00% , 12/01/29 ..... 125 133,673
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 195 204,934
Series 2023A , RB , 5.00% , 01/01/29 ..... 440 462,416
Series A , RB , 5.00% , 01/01/29 ......... 690 696,365
North St. Paul-Maplewood-Oakdale Independent
School District No. 622, Series 2021A, GO,
2.00%, 02/01/31 (SD CRED PROG) ..... 175 159,041
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 215 226,755
Series 2020B , GO , 4.00% , 08/01/29 ..... 140 144,633
Series 2018A , GO , 5.00% , 08/01/29 ..... 280 292,260
Series 2019A , GO , 5.00% , 08/01/29 ..... 345 367,379
Series 2019B , GO , 5.00% , 08/01/29 ..... 185 197,000
Series 2020A , GO , 5.00% , 08/01/29 ..... 155 165,054
Series 2022B , GO , 5.00% , 08/01/29 ..... 255 271,541
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 53,243
Series 2023B , GO , 5.00% , 08/01/29 ..... 245 260,892
Series 2024A , GO , 5.00% , 08/01/29 ..... 65 69,216
Series 2025B , GO , 5.00% , 08/01/29 ..... 145 154,405
Series 2017D , GO , 3.00% , 10/01/29 ..... 470 463,941
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 153,811
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 106,573
Series 2019B , GO , 3.00% , 08/01/31 ..... 50 48,655
Series 2019A , GO , 5.00% , 08/01/31 ..... 565 598,316
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 63,412
Series 2021A , RB , 5.00% , 08/01/29 ..... 85 90,312
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 209,777
Series 2017B , RB , 5.00% , 12/01/29 ..... 270 277,629
Series 2019A , RB , 5.00% , 04/01/30 ..... 100 105,411
7,895,706
Mississippi — 0.3%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 450 472,410
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 445 456,684
Series 2024 , RB , 5.00% , 10/01/29 ...... 135 143,218
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/29 .............. 540 560,795
1,633,107
Security
Par (000)
Par (000) Value
Missouri — 0.8%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. USD 350 $ 369,738
Curators of the University of Missouri (The),
Series 2024, RB, 5.00%, 11/01/29 ...... 155 165,188
Kansas City Industrial Development Authority
Series 2020B , RB , 5.00% , 03/01/29 ..... 125 131,344
Series 2019C , RB , 5.00% , 03/01/30 ..... 345 361,216
Series 2019C , RB , 5.00% , 03/01/32 ..... 520 542,127
Metropolitan St. Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 74,231
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 420 445,044
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 442,660
Series 2023 , RB , 5.00% , 01/01/29 ...... 600 629,179
Series 2024 , RB , 5.00% , 01/01/29 ...... 130 136,167
Series 2017 , RB , 5.00% , 12/01/29 ...... 150 153,736
Series 2025 , RB , 5.00% , 12/01/29 ...... 250 265,619
3,716,249
Nebraska — 0.6%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 270 273,081
City of Omaha
Series 2022B , 4.00% , 02/15/29 ........ 30 30,776
Series 2020A , RB , 4.00% , 04/01/29 ..... 145 148,872
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,486
Series 2019 , GO , 5.00% , 04/15/29 ...... 25 26,444
Series 2024 , GO , 5.00% , 04/15/29 ...... 100 105,777
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/29 ..... 160 164,711
Series 2026B , RB , 5.00% , 01/01/29 ..... 500 525,151
Omaha Public Power District
Series 2018A , RB , 5.00% , 02/01/29 ..... 100 103,180
Series 2022B , RB , 5.00% , 02/01/29 ..... 125 131,591
Series 2023A , RB , 5.00% , 02/01/29 ..... 115 121,064
Series 2024A , RB , 5.00% , 02/01/29 ..... 85 89,482
Series 2019A , RB , 5.00% , 02/01/31 ..... 315 330,095
Series 2019A , RB , 5.00% , 02/01/32 ..... 435 454,597
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/29 ................. 120 126,209
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 200 210,013
2,861,529
Nevada — 2.2%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 300 308,312
Series 2020A , GO , 5.00% , 06/15/29 ( AGM ) 80 84,620
Series 2020B , GO , 5.00% , 06/15/29 ( BAM ) 120 126,929
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 226,868
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 105,520
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 195,212
Series 2024A , GO , 5.00% , 06/15/29 ..... 55 58,036
Series 2024B , GO , 5.00% , 06/15/29 ..... 470 495,945
Series 2019B , GO , 5.00% , 06/15/30 ..... 95 100,089
Clark County Water Reclamation District, Series
2023, GO, 5.00%, 07/01/29 .......... 50 53,124
County of Clark
Series 2022 , GO , 4.00% , 06/01/29 ...... 115 118,723
Series 2018A , GO , 5.00% , 06/01/29 ..... 65 67,593
Series 2017 , GO , 5.00% , 06/01/29 ...... 165 168,043
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 209,066

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019 , RB , 5.00% , 07/01/29 ...... USD 305 $ 323,619
Series 2019C , GO , 5.00% , 07/01/29 ..... 255 270,861
Series 2019E , RB , 5.00% , 07/01/29 ..... 600 635,903
Series 2021 , RB , 5.00% , 07/01/29 ...... 115 122,020
Series 2019A , GO , 5.00% , 12/01/29 ..... 420 449,113
Series 2019E , RB , 5.00% , 07/01/30 ..... 245 258,981
Series 2019 , GO , 5.00% , 06/01/31 ...... 275 291,218
Series 2019C , GO , 5.00% , 07/01/31 ..... 185 195,809
Series 2019 , GO , 5.00% , 06/01/32 ...... 150 158,029
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 356,082
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 105,040
County of Clark Department of Aviation
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,450 1,536,766
Series 2019D , RB , 5.00% , 07/01/31 ..... 275 290,093
County of Washoe
Series 2018 , RB , 5.00% , 02/01/29 ...... 180 189,531
Series 2019 , RB , 5.00% , 02/01/29 ...... 100 105,295
Series 2021 , GO , 5.00% , 07/01/29 ...... 70 74,152
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 246,919
Series 2018 , RB , 5.00% , 02/01/31 ...... 205 214,920
Series 2018 , RB , 5.00% , 02/01/32 ...... 190 198,695
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/29 ..... 50 50,552
Series 2019A , GO , 5.00% , 06/01/29 ..... 75 79,579
Series 2022A , GO , 5.00% , 06/01/29 ..... 55 58,358
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 84,884
Series 2022C , GO , 5.00% , 06/01/29 ..... 295 313,010
Nevada System of Higher Education
Series 2022 , RB , 5.00% , 07/01/29 ...... 345 365,486
Series 2023 , RB , 5.00% , 07/01/29 ...... 110 116,532
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 175 185,383
Series 2023A , GO , 5.00% , 05/01/29 ..... 135 143,009
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 218,962
GO , 5.00% , 08/01/31 ............... 115 121,740
Washoe County School District
Series 2017C , GO , 5.00% , 10/01/29 ..... 60 61,561
Series 2018 , GO , 5.00% , 10/01/29 ( BAM ) . 70 73,225
Series 2019B , GO , 5.00% , 10/01/29 ..... 50 53,277
Series 2020A , GO , 5.00% , 10/01/29 ..... 150 159,832
10,426,516
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 90 95,025
Series 2017B , RB , 4.00% , 08/15/29 ( ST
INTERCEPT ) .................. 145 146,583
Series 2020B , RB , 5.00% , 08/15/29 ..... 40 42,582
Series 2021C , RB , 5.00% , 08/15/29 ..... 210 223,558
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 115 122,424
Series 2023B , RB , 5.00% , 08/15/29 ..... 175 186,298
Series 2020B , RB , 5.00% , 08/15/30 ..... 105 111,231
Series 2020B , RB , 3.00% , 08/15/32 ..... 275 265,851
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/29 .......... 55 58,680
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 63,380
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 101,676
Series 2020A , GO , 5.00% , 12/01/32 ..... 185 196,130
1,613,418
Security
Par (000)
Par (000) Value
New Jersey — 1.9%
County of Essex, Series 2022, GO,
3.00%, 08/15/29 ................. USD 80 $ 80,061
County of Morris
Series 2021 , GO , 2.00% , 02/01/29 ...... 100 95,879
Series 2021 , GO , 2.00% , 02/01/30 ...... 1,250 1,173,088
County of Somerset, Series 2021AC, GO,
2.00%, 07/15/31 ................. 60 54,456
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 78,816
Series 2019LLL , RB , 5.00% , 06/15/29 .... 200 211,055
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 335 359,936
Series 2020A , RB , 5.00% , 11/01/29 ..... 545 577,901
Series 2022A , RB , 5.00% , 11/01/29 ..... 65 68,924
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 289,001
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 158,393
Series 2024 , RB , 5.00% , 06/01/29 ...... 345 365,309
Series 2017B , RB , 5.00% , 07/01/29 ..... 135 137,666
New Jersey Transportation Trust Fund Authority
Series 2019BB , RB , 5.00% , 06/15/29 .... 300 313,789
Series 2021A , RB , 5.00% , 06/15/29 ..... 920 970,854
Series 2022AA , RB , 5.00% , 06/15/29 .... 20 21,100
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 141,239
Series 2017E , RB , 5.00% , 01/01/29 ..... 240 247,444
Series 2022C , RB , 5.00% , 01/01/29 ..... 390 410,345
Series 2025B , RB , 5.00% , 01/01/29 ..... 550 578,691
Series 2005A , RB , 5.25% , 01/01/29 ..... 300 318,253
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 2,315 2,453,219
9,105,419
New Mexico — 1.1%
Albuquerque Bernalillo County Water Utility
Authority, Series 2021, RB, 4.00%, 07/01/30 165 169,505
New Mexico Finance Authority
Series 2020B , RB , 5.00% , 06/01/29 ..... 220 233,431
Series 2022A , RB , 5.00% , 06/01/29 ..... 45 47,747
Series 2023B , RB , 5.00% , 06/01/29 ..... 225 238,736
Series 2018E , RB , 5.00% , 06/15/29 ..... 240 249,477
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 290 307,897
Series 2021A , RB , 5.00% , 06/15/29 ..... 805 853,536
Santa Fe Public School District
Series 2022 , GO , 5.00% , 08/01/29 ( SAW ) . 30 31,731
Series 2024 , GO , 5.00% , 08/01/29 ( SAW ) . 550 581,419
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/29 ...... 110 116,293
Series 2021 , GO , 5.00% , 03/01/29 ...... 60 63,385
Series 2023 , GO , 5.00% , 03/01/29 ...... 345 364,462
Series 2025 , GO , 5.00% , 03/01/29 ...... 145 153,180
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 625 662,795
Series 2021A , RB , 5.00% , 07/01/29 ..... 540 572,655
Series 2025A , RB , 5.00% , 07/01/29 ..... 445 471,910
5,118,159
New York — 8.0%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/29 (BAM) . 130 138,570
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 150 157,888
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 775 819,705

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29 ................ USD 160 $ 169,229
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/29 ................ 545 576,438
Series 2025A , GO , 5.00% , 08/01/29 ..... 155 163,941
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 475 502,400
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 95 100,480
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 285 301,440
Series 2021C , GO , 5.00% , 08/01/29 ..... 245 259,133
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 555 587,015
Series A-2 , GO , 5.00% , 08/01/29 ....... 60 61,875
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 491,948
Series 2018C , GO , 5.00% , 08/01/29 ..... 480 494,997
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 270 275,221
Series 2026D , GO , 5.00% , 10/01/29 ..... 125 132,528
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 260 275,658
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 220 233,249
Series 2008L-6 , GO , 5.00% , 04/01/30 .... 420 440,293
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 145 151,452
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 210 221,652
Series 2019E , GO , 5.00% , 08/01/31 ..... 925 964,123
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 110,503
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 343,073
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 305 320,047
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 471,374
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/29 ................. 225 237,633
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 198,677
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 117,318
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 81,754
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 55,694
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 333,854
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 275,562
Series 2020E , RB , 5.00% , 03/15/29 ..... 60 63,366
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 305 308,655
Long Island Power Authority
Series 2018 , RB , 5.00% , 09/01/29 ...... 100 104,417
Series 2019A , RB , 5.00% , 09/01/29 ..... 575 600,400
Series 2026B , RB , 5.00% , 09/01/29
(c)
.... 500 531,687
Series 2003C , RB , 5.25% , 09/01/29 ..... 470 498,794
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/29
(a)
... 25 22,433
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 258,610
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 479,815
Series 2024A , RB , 5.00% , 11/15/29 ..... 300 319,877
Series 2025B , RB , 5.00% , 11/15/29 ..... 1,085 1,156,888
Monroe County Industrial Development Corp.,
Series 2017, RB, 5.00%, 05/01/29 (SAW) . 165 167,684
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 155 160,460
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 175 181,165
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 250 257,509
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/29 ................ 75 79,760
Series 2021DD , RB , 5.00% , 06/15/29 .... 325 345,630
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 126,260
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) USD 50 $ 53,234
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 95,820
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 245 249,788
Series S-2 , RB , 5.00% , 07/15/29 ( SAW ) .. 210 214,104
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 246,966
New York City Transitional Finance Authority
Future Tax Secured
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 150 158,136
Series 2026E , RB , 5.00% , 05/01/29 ..... 125 132,321
Series 2026B , RB , 5.00% , 05/01/29 ..... 45 47,636
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 1,300 1,376,138
Series 2025D , RB , 5.00% , 05/01/29 ..... 5 5,293
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 465 474,847
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 345,215
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/29 ................ 75 79,665
Series C , RB , 3.00% , 11/01/29 ......... 155 154,744
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 80 82,084
Series 2026C , RB , 5.00% , 11/01/29 ..... 500 533,504
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/29 ................ 40 42,680
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 175 186,726
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 115 122,706
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 540 575,838
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 285 303,914
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 935 997,053
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 185 197,278
Series 2021G1 , RB , 5.00% , 11/01/29 .... 200 213,273
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 545 581,170
Series 2021A , RB , 5.00% , 11/01/29 ..... 520 554,511
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 115 122,632
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 100 106,701
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,015,673
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 140 148,386
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 253,134
Series 2025C , RB , 5.00% , 03/15/29 ..... 160 169,060
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,849,093
Series 2023A , RB , 5.00% , 03/15/29 ..... 315 333,034
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 232,133
Series 2026A , RB , 5.00% , 03/15/29 ..... 455 480,764
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 105,725
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 237,882
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 104,051
Series 2021A , RB , 4.00% , 07/01/29 ..... 60 61,795
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 375,514
Series 2017A , RB , 5.00% , 07/01/29 ..... 150 152,848
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 265,853
Series 2019A , RB , 5.00% , 07/01/29 ..... 115 122,160
Series 2018A , RB , 5.00% , 07/01/29 ..... 90 93,776
Series 2025A , RB , 5.00% , 10/01/29 ..... 95 101,263
Series 2026A , RB , 5.00% , 10/01/29 ..... 500 536,568
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 120 122,920
Series 2022A , RB , 5.00% , 10/01/29 ( BAM ) 100 106,592
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 305,390

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 5.00% , 10/01/31 ..... USD 135 $ 143,061
Series 2019A , RB , 5.00% , 03/15/32 ..... 585 615,138
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 367,490
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 231,954
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/29 ..... 20 20,395
Series 2017E , RB , 5.00% , 06/15/29 ..... 155 157,967
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 171,810
Series 2019B , RB , 5.00% , 06/15/29 ..... 100 106,433
Series 2024A , RB , 5.00% , 06/15/29 ..... 15 15,965
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 149,237
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 85,141
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 143,292
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 120 126,461
Series P , RB , 5.00% , 01/01/29 ......... 40 42,173
Series Q , RB , 5.00% , 01/01/29 ........ 780 822,371
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 21,376
Series 213 , RB , 5.00% , 09/01/29 ....... 35 37,407
Series 2017 , RB , 5.00% , 11/15/29 ...... 370 379,926
Series 217 , RB , 5.00% , 11/01/32 ....... 85 90,133
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 185 196,468
Series 2012B , RB , 0.00% , 11/15/29
(a)
.... 95 85,716
Series 2013A , RB , 0.00% , 11/15/29
(a)
.... 1,025 921,850
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 192,167
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 225 240,952
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 149,925
Series B , RB , 5.00% , 11/15/29 ......... 475 482,640
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 48,207
37,201,380
North Carolina — 2.1%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,312
Series 2019B , COP , 5.00% , 06/01/29 .... 130 137,824
Series 2023B , COP , 5.00% , 06/01/29 .... 575 609,605
Series 2022A , RB , 5.00% , 07/01/29 ..... 70 74,289
Series 2023A , RB , 5.00% , 07/01/29 ..... 110 116,741
Series A , RB , 5.00% , 07/01/29 ......... 100 101,970
Series 2020 , RB , 5.00% , 12/01/29 ...... 80 85,701
Series 2021B , COP , 5.00% , 12/01/29 .... 400 427,451
Series 2024 , RB , 5.00% , 12/01/29 ...... 40 42,850
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 829,910
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/29 ...... 110 114,675
Series 2019 , RB , 5.00% , 07/01/29 ...... 80 85,112
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 148,946
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 31,917
City of Durham, Series 2018, RB,
5.00%, 04/01/29 ................. 60 62,245
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 201,293
City of Raleigh, Series 2024, RB,
5.00%, 10/01/29 ................. 75 79,867
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 115 121,889
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 661,068
Series 2019B , GO , 5.00% , 03/01/29 ..... 105 111,082
Series 2021A , RB , 5.00% , 04/01/29 ..... 100 105,785
County of Guilford
Series 2022B , GO , 5.00% , 03/01/29 ..... 25 26,442
Series 2017B , GO , 5.00% , 05/01/29 ..... 130 132,193
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. USD 125 $ 132,136
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 135 142,785
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 396,625
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 106,723
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 191,615
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 105,767
Series 2025A , GO , 5.00% , 04/01/29 ..... 175 185,355
Series 2024 , RB , 5.00% , 05/01/29 ...... 155 164,192
Series 2025A , RB , 5.00% , 05/01/29 ..... 110 116,523
Series 2018A , RB , 5.00% , 08/01/29 ..... 80 83,514
Series 2024B , GO , 5.00% , 09/01/29 ..... 375 399,957
Series 2019 , RB , 5.00% , 09/01/31 ...... 145 153,685
Series 2019 , RB , 5.00% , 09/01/32 ...... 50 52,864
North Carolina Municipal Power Agency No. 1,
Series 2019A, RB, 5.00%, 01/01/29 ..... 55 57,725
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 700 738,236
Series 2021 , RB , 5.00% , 03/01/29 ...... 100 105,462
Series 2017B , RB , 5.00% , 05/01/29 ..... 75 76,154
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 143,006
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 158,895
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 169,957
Series 2019A , RB , 5.00% , 05/01/30 ..... 320 338,002
Series 2019 , RB , 5.00% , 03/01/31 ...... 815 854,608
Series 2019A , RB , 5.00% , 05/01/31 ..... 225 236,880
Series 2019 , RB , 5.00% , 03/01/32 ...... 215 224,864
9,649,697
North Dakota — 0.1%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/29 .............. 175 186,270
North Dakota Public Finance Authority
Series 2018A , RB , 5.00% , 10/01/29 ..... 280 293,009
Series 2022A , RB , 5.00% , 10/01/29 ..... 130 138,602
617,881
Ohio — 2.8%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/29 ..... 1,025 1,078,370
Series 2019A , RB , 5.00% , 02/15/32 ..... 75 78,072
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 340 365,118
City of Cincinnati, Series 2019, GO,
5.00%, 12/01/31 ................. 40 42,460
City of Cleveland, Series 2017B-1, RB,
5.00%, 10/01/29 ................. 45 46,617
City of Columbus
Series 2017A , GO , 4.00% , 04/01/29 ..... 75 75,555
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 133,530
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 200,941
Series 2021A , GO , 5.00% , 04/01/29 ..... 60 63,455
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 52,879
Series 2023-1 , GO , 5.00% , 08/15/29 ..... 60 63,838
Series 2023-2 , GO , 5.00% , 08/15/29 ..... 55 58,518
Series 2023A , GO , 5.00% , 08/15/29 ..... 190 202,152
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 132,995
Series 2024A , GO , 5.00% , 08/15/29 ..... 175 186,193
Series 2019A , GO , 5.00% , 04/01/30 ..... 235 247,841
Series 2019A , GO , 5.00% , 04/01/32 ..... 225 236,296

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 ................. USD 190 $ 201,730
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/29 ................. 20 20,533
County of Franklin, Series 2018, RB,
4.00%, 06/01/29 ................. 175 178,964
Miami University, Series 2021A, RB,
5.00%, 09/01/29 ................. 130 138,031
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 695 741,852
Series 2021A , RB , 5.00% , 12/01/29 ..... 165 176,123
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/29 ..... 165 170,526
Series 2022A , RB , 5.00% , 02/15/29 ..... 160 168,692
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 135 143,200
Series 2019A , RB , 5.00% , 06/01/29 ..... 995 1,049,656
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 68,948
Series 2019 , RB , 5.00% , 12/01/29 ...... 770 819,364
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 37,425
Series 2022A , RB , 5.00% , 12/01/29 ..... 190 203,164
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 127,985
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... 65 66,166
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 137,896
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 148,504
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 106,074
Series 2020A , RB , 5.00% , 12/01/29 ..... 130 139,007
Series 2023C , RB , 5.00% , 12/01/29 ..... 85 90,889
Series 2024D , RB , 5.00% , 12/01/29 ..... 205 219,203
Series 2024E , RB , 5.00% , 12/01/29 ..... 140 149,700
State of Ohio
Series 2020A , RB , 5.00% , 02/01/29 ..... 95 100,216
Series 2025A , GO , 5.00% , 03/01/29 ..... 155 163,899
Series 2020C , GO , 5.00% , 03/01/29 ..... 400 422,964
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 111,028
Series 2019A , RB , 5.00% , 04/01/29 ..... 160 168,918
Series 2021A , RB , 5.00% , 04/01/29 ..... 130 137,521
Series Y , GO , 5.00% , 05/01/29 ......... 210 222,682
Series 2025A , GO , 5.00% , 05/01/29 ..... 140 148,455
Series 2021A , GO , 5.00% , 05/01/29 ..... 280 296,910
Series 2019A , GO , 5.00% , 06/15/29 ..... 255 270,947
COP , 5.00% , 09/01/29 .............. 160 170,404
Series 2017B , GO , 5.00% , 09/01/29 ..... 130 138,612
Series 2021B , GO , 5.00% , 09/15/29 ..... 120 128,030
Series 2020A , RB , 5.00% , 10/01/29 ..... 80 85,117
Series 2019B , RB , 5.00% , 10/01/29 ..... 70 74,652
Series 2025B , RB , 5.00% , 10/01/29 ..... 85 90,649
Series 2025B , GO , 5.00% , 11/01/29 ..... 75 80,187
Series 2022A , RB , 5.00% , 12/01/29 ..... 95 101,582
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 320,029
Series 2020A , RB , 5.00% , 12/01/29 ..... 75 80,196
Series 2019A , GO , 5.00% , 06/15/31 ..... 450 475,310
Series 2019A , GO , 5.00% , 06/15/32 ..... 355 373,996
University of Cincinnati
Series 2019A , RB , 5.00% , 06/01/29 ..... 125 132,149
Series 2024C , RB , 5.00% , 06/01/29 ..... 50 52,860
Series 2019A , RB , 5.00% , 06/01/30 ..... 300 319,190
13,234,965
Oklahoma — 0.9%
City of Oklahoma
Series 2017 , GO , 3.00% , 03/01/29 ...... 145 144,808
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2023 , GO , 4.00% , 03/01/29 ...... USD 30 $ 30,944
Series 2019 , GO , 5.00% , 03/01/29 ...... 130 137,440
Series 2024 , GO , 5.00% , 03/01/29 ...... 105 111,009
Series 2021 , GO , 3.00% , 03/01/33 ...... 180 169,861
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 410 434,935
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/29 ......... 80 83,431
Oklahoma Municipal Power Authority
Series 2021A , RB , 5.00% , 01/01/29 ..... 145 152,055
Series 2025A , RB , 5.00% , 01/01/29 ..... 180 188,758
Oklahoma State University
Series 2020A , RB , 5.00% , 09/01/29 ..... 575 609,650
Series 2021A , RB , 5.00% , 09/01/29 ..... 30 31,799
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/29 ..... 450 453,953
Series 2020A , RB , 5.00% , 01/01/29 ..... 95 99,713
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 320 324,715
Series 2020 , RB , 5.00% , 04/01/29 ...... 50 52,870
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 235 248,489
Series 2023 , RB , 5.00% , 04/01/29 ...... 190 200,906
Series 2023B , RB , 5.00% , 10/01/29 ..... 195 207,733
Series 2024C , RB , 5.00% , 10/01/29 ..... 110 117,183
University of Oklahoma (The)
Series 2021A , RB , 5.00% , 07/01/29 ..... 100 105,680
Series 2024A , RB , 5.00% , 07/01/29 ( BAM ) 145 153,610
4,059,542
Oregon — 1.6%
City of Portland
Series 2024B , GO , 5.00% , 06/01/29 ..... 60 63,596
Series 2018B , GO , 5.00% , 06/15/29 ..... 20 20,819
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 52,821
Series 2025B , RB , 5.00% , 06/01/29 ..... 115 121,989
Series 2019A , RB , 5.00% , 03/01/31 ..... 130 138,111
Series 2019A , RB , 5.00% , 03/01/32 ..... 60 63,538
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 258,497
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 158,899
Series 2019A , RB , 5.00% , 05/01/30 ..... 550 587,445
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 87,752
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 165 175,370
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 845 896,667
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a)
.... 1,225 1,116,123
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29 ..... 50 52,894
Series 2019A , RB , 5.00% , 04/01/32 ..... 100 105,154
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 383,039
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/29 (GTD)
(a)
.... 500 456,977
State of Oregon
Series 2017A , GO , 5.00% , 05/01/29 ..... 50 50,841
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 63,576
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 190,728
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 174,834
Series 2025A , GO , 5.00% , 05/01/29 ..... 35 37,086

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2019D , GO , 5.00% , 06/01/29 ..... USD 40 $ 42,442
Series L , GO , 5.00% , 08/01/29 ........ 125 127,781
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 259,071
Series 2019N , GO , 5.00% , 05/01/30 ..... 100 106,744
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 260,124
Series 2019A , GO , 5.00% , 05/01/31 ..... 685 722,761
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 360 381,599
Series 2022A , RB , 5.00% , 11/15/29 ..... 145 155,176
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin, Series 2017,
GO, 5.00%, 06/15/29 (GTD) .......... 80 81,613
7,394,067
Pennsylvania — 3.8%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 455 464,754
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 175 181,705
Series 2024 , RB , 5.00% , 12/01/29 ...... 270 287,388
Series 2025 , RB , 5.00% , 12/01/29 ...... 240 255,456
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 310 327,129
Series 2025C , GO , 5.00% , 08/01/29 ..... 460 487,226
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 184,706
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/29 ..... 50 52,717
Series 2024C , RB , 5.00% , 09/01/29 ..... 250 265,732
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 215 217,177
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 284,409
Series 2026 , GO , 5.00% , 04/01/29 ...... 1,460 1,544,500
Series 2020 , GO , 5.00% , 05/01/29 ...... 370 391,952
Series 2021 , GO , 5.00% , 05/15/29 ...... 390 413,399
Series 2019 , GO , 5.00% , 07/15/29 ...... 805 855,601
Series 2024 , GO , 5.00% , 08/15/29 ...... 55 58,536
Series 2025A , GO , 5.00% , 08/15/29 ..... 90 95,786
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 785 836,070
Series 2022-1 , GO , 5.00% , 10/01/29 ..... 390 415,929
County of Chester, Series 2026A, GO,
5.00%, 07/15/29 ................. 405 430,576
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 160 168,935
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 268,985
Delaware River Joint Toll Bridge Commission
Series 2019B , RB , 5.00% , 07/01/30 ..... 50 52,858
Series 2019B , RB , 5.00% , 07/01/31 ..... 145 152,890
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 80 84,118
Series 2018A , RB , 5.00% , 01/01/30 ..... 700 733,970
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 219,577
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 255,709
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 320 341,233
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 303,270
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 185 195,162
Series 2025A , RB , 5.00% , 09/01/29 ..... 395 420,001
Series A , RB , 5.00% , 09/01/29 ......... 445 455,609
Series 2019A , RB , 5.00% , 09/01/32 ..... 75 79,054
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/29 ...... USD 500 $ 528,986
Series 2017 , RB , 5.00% , 12/01/29 ...... 610 626,951
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 239,858
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 149,383
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 330,776
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 175,896
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 117,372
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 69,292
Series 2019A , RB , 5.00% , 12/01/30 ..... 275 292,371
Series 2019A , RB , 5.00% , 12/01/31 ..... 235 249,538
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 500 531,465
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 495 523,977
Series 2019A , RB , 5.00% , 09/01/32 ..... 510 537,690
State Public School Building Authority, Series
2006B, RB, 5.00%, 06/01/29 ......... 350 367,467
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 ................. 140 147,667
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 368,200
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 304,324
17,343,332
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 260 274,519
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 965 1,025,199
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,242
Series 2023 , RB , 5.00% , 11/01/29 ...... 215 227,549
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 270 276,351
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 129,504
Series 2019A , GO , 5.00% , 05/01/29 ..... 160 169,271
Series 1 , GO , 5.00% , 10/15/29 ........ 160 170,485
Series 2019C , GO , 5.00% , 01/15/30 ..... 385 404,400
Series 2019C , GO , 5.00% , 01/15/31 ..... 220 230,524
Series 2019C , GO , 5.00% , 01/15/32 ..... 435 455,107
3,384,151
South Carolina — 0.6%
Beaufort County School District
Series 2021A , GO , 5.00% , 03/01/29 ( SCSDE ) 55 58,073
Series 2022C , GO , 5.00% , 03/01/29
( SCSDE ) ..................... 95 100,308
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/29 .............. 30 31,735
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/29 ...... 85 87,665
Fort Mill School District No. 4, Series 2017E,
GO, 5.00%, 03/01/29 (SCSDE) ........ 120 124,046
Horry County School District
Series 2024 , GO , 5.00% , 03/01/29 ( SCSDE ) 60 63,383
Series 2025 , GO , 5.00% , 03/01/29 ( SCSDE ) 400 422,555
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/29 ................. 460 489,351

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... USD 250 $ 265,782
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 127,575
Series 2026C , RB , 5.00% , 12/01/29 ..... 125 132,891
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 185 193,562
Series 2021B , RB , 5.00% , 10/01/29 ..... 490 522,424
2,619,350
South Dakota — 0.0%
South Dakota Conservancy District
Series 2017B , RB , 5.00% , 08/01/29 ..... 115 117,615
Series 2022B , RB , 5.00% , 08/01/29 ..... 85 90,408
208,023
Tennessee — 1.8%
City of Chattanooga
Series 2019B , GO , 5.00% , 02/01/29 ..... 320 337,887
Series 2025 , RB , 5.00% , 09/01/29 ...... 95 101,178
City of Knoxville, Series 2021A, RB,
5.00%, 04/01/29 ................. 100 105,838
City of Memphis
Series 2021 , GO , 5.00% , 05/01/29 ...... 335 354,411
Series 2024A , GO , 5.00% , 10/01/29 ..... 75 79,867
Series 2020A , GO , 5.00% , 12/01/29 ..... 145 154,808
City of Memphis Light Gas & Water Division
Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 415 443,085
Series 2024 , RB , 5.00% , 12/01/29 ...... 85 90,752
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/29 ..... 145 154,409
County of Hamilton, Series 2018A, GO,
5.00%, 04/01/29 ................. 75 77,806
County of Knox, Series 2020C, GO,
5.00%, 06/01/30 ................. 170 179,616
County of Montgomery
Series 2020B , GO , 5.00% , 06/01/29 ..... 180 190,682
Series 2023A , GO , 5.00% , 06/01/29 ..... 145 153,605
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 132,396
County of Shelby
Series 2019B , GO , 5.00% , 04/01/30 ..... 435 458,504
Series 2019A , GO , 5.00% , 04/01/31 ..... 80 84,137
Series 2019A , GO , 3.13% , 04/01/32 ..... 400 387,594
County of Sumner, Series 2019, GO,
5.00%, 12/01/29 ................. 60 63,017
County of Williamson
Series 2018 , GO , 5.00% , 04/01/29 ...... 60 62,245
Series 2019 , GO , 5.00% , 04/01/29 ...... 75 79,438
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 127,101
Series 2019 , GO , 5.00% , 04/01/30 ...... 100 105,587
County of Wilson
Series 2018 , GO , 3.00% , 04/01/29 ...... 390 386,559
Series 2022 , GO , 5.00% , 04/01/29 ...... 365 370,331
Series 2019 , GO , 5.00% , 04/01/30 ...... 85 89,526
Series 2019 , GO , 5.00% , 04/01/31 ...... 545 572,327
Metropolitan Government of Nashville &
Davidson County
Series 2022B , GO , 4.00% , 01/01/29 ..... 165 169,706
Series 2024A , GO , 5.00% , 01/01/29 ..... 75 79,056
Series 2017A , RB , 5.00% , 05/15/29 ..... 500 508,659
Series 2017B , RB , 5.00% , 05/15/29 ..... 225 228,985
Series 2024B , RB , 5.00% , 05/15/29 ..... 150 158,876
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 112,109
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2018 , GO , 5.00% , 07/01/29 ...... USD 115 $ 119,735
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 212,440
Series 2021A , RB , 5.00% , 07/01/29 ..... 140 148,708
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/29 ..... 500 530,207
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 68,948
Series 2019A , GO , 5.00% , 09/01/29 ..... 365 373,744
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 139,045
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/29
( HERBIP ) ..................... 95 101,487
Series 2022A , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 115 122,853
8,417,264
Texas — 13.5%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/29 ...... 200 210,478
Series 2017 , GO , 5.00% , 08/15/29 ...... 120 122,556
Series 2025 , GO , 5.00% , 08/15/29 ...... 20 21,216
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/29 (PSF) .......... 85 89,513
Allen Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 15 15,781
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 94,959
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 500 527,552
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 160 168,535
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 20 21,067
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 438,368
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/29 ( PSF ) .. 165 171,761
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 310 328,531
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 180,162
Series 2023 , GO , 5.00% , 08/01/29 ...... 30 31,832
Barbers Hill Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 60 63,126
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 150 157,814
Beaumont Independent School District, Series
2017, GO, 4.00%, 02/15/29 (PSF) ...... 125 125,648
Birdville Independent School District, Series
2023, GO, 5.00%, 02/15/29 .......... 35 36,746
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 180,583
Series 2026A , RB , 5.00% , 08/15/29 ..... 485 515,192
Series 2019A , RB , 5.00% , 08/15/31 ..... 260 274,553
Carrollton-Farmers Branch Independent School
District, Series 2021, GO, 5.00%, 02/15/29
(PSF) ....................... 55 57,865
Central Texas Regional Mobility Authority, Series
2021D, RB, 5.00%, 01/01/29 ......... 200 209,717
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/29 (AMBAC)
(a)
....... 775 697,722
City of Arlington
Series 2021 , RB , 5.00% , 06/01/29 ...... 20 21,154
Series 2019 , GO , 5.00% , 08/15/29 ...... 50 51,019
City of Austin
Series 2017 , GO , 5.00% , 09/01/29 ...... 50 51,118
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 254,906
Series 2022 , GO , 5.00% , 09/01/29 ...... 25 26,553
Series 2023 , GO , 5.00% , 09/01/29 ...... 110 116,832
GO , 5.00% , 11/01/29 ............... 200 212,950

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019 , GO , 5.00% , 09/01/30 ...... USD 135 $ 142,965
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 411,827
City of Austin Electric Utility
Series 2019B , RB , 5.00% , 11/15/29 ..... 110 117,011
Series 2020A , RB , 5.00% , 11/15/29 ..... 55 58,506
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 465 477,699
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 356,893
Series 2022 , RB , 5.00% , 11/15/29 ...... 120 127,842
Series 2024 , RB , 5.00% , 11/15/29 ...... 65 69,248
City of Carrollton, Series 2019, GO,
5.00%, 08/15/29 ................. 75 79,470
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 115 120,144
City of Corpus Christi, Series 2020A, GO,
5.00%, 03/01/30 ................. 440 460,018
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/29 ...... 500 525,233
Series 2025 , RB , 5.00% , 07/15/29 ...... 530 558,276
City of Dallas
GO , 5.00% , 02/15/29 ............... 250 262,972
Series 2019B , GO , 5.00% , 02/15/29 ..... 185 194,599
Series 2020A , GO , 5.00% , 02/15/29 ..... 165 173,562
Series 2023A , GO , 5.00% , 02/15/29 ..... 280 294,529
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 320,826
Series 2024B , GO , 5.00% , 02/15/29 ..... 580 610,096
Series 2024C , GO , 5.00% , 02/15/29 ..... 100 105,189
Series 2024A , GO , 5.00% , 08/15/29 ..... 195 206,739
Series 2019B , GO , 5.00% , 02/15/31 ..... 375 392,557
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 167,068
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 71,765
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 69,346
City of Denton
GO , 5.00% , 02/15/29 ............... 240 246,858
Series 2021 , GO , 5.00% , 02/15/29 ...... 200 209,928
Series 2022 , GO , 5.00% , 02/15/29 ...... 80 83,971
Series 2024 , GO , 5.00% , 02/15/29 ...... 100 104,964
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 210,429
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 250 262,847
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 157,708
Series 2025 , RB , 5.00% , 02/15/29 ...... 25 26,285
Series 2020A , RB , 5.00% , 02/15/30 ..... 50 52,442
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 105,314
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/29 ..... 90 94,464
Series 2026 , RB , 5.00% , 03/01/29 ...... 150 157,631
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 414,900
Series 2019A , RB , 5.00% , 03/01/29 ..... 75 78,777
Series 2024 , RB , 5.00% , 03/01/29 ...... 115 120,792
City of Greenville, GO, 4.00%, 02/15/29 (BAM) 100 102,543
City of Houston
Series 2017A , GO , 5.00% , 03/01/29 ..... 490 495,827
Series 2023A , GO , 5.00% , 03/01/29 ..... 280 294,173
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 1,770 1,839,822
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 79,445
City of Houston Combined Utility System, Series
2024A, RB, 5.00%, 11/15/29 ......... 220 234,306
City of Irving
Series 2019 , GO , 5.00% , 09/15/29 ...... 125 132,917
Series 2023 , GO , 5.00% , 09/15/29 ...... 200 212,667
Security
Par (000)
Par (000) Value
Texas (continued)
City of Laredo, GO, 5.00%, 02/15/29 ...... USD 200 $ 209,828
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 87,811
City of Lubbock, GO, 5.00%, 02/15/29 ..... 200 206,369
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... 220 231,526
Series 2024 , RB , 5.00% , 02/15/29 ...... 25 26,310
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,048
City of Plano
Series 2021 , GO , 5.00% , 09/01/29 ...... 75 79,704
Series 2022 , GO , 5.00% , 09/01/29 ...... 115 122,212
City of San Antonio
GO , 5.00% , 02/01/29 ............... 110 115,799
Series 2022 , GO , 5.00% , 02/01/29 ...... 310 326,344
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 26,318
GO , 5.00% , 08/01/29 ............... 30 31,243
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,020,956
Series 2020 , GO , 5.00% , 08/01/29 ...... 100 106,136
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/29 ...... 85 87,166
Series 2017 , RB , 5.00% , 02/01/29 ...... 145 148,068
Series 2024B , RB , 5.00% , 02/01/29 ..... 150 157,797
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 99,938
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(b)
740 729,169
Series 2018A , RB , 5.00% , 02/01/30 ..... 175 183,484
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 208,024
City of Waco
Series 2023A , GO , 5.00% , 02/01/29 ..... 145 152,394
Series 2024A , GO , 5.00% , 02/01/29 ..... 65 68,315
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 142,202
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 85 89,534
Series 2024B , GO , 5.00% , 02/15/29 ..... 25 26,204
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 368,759
Collin County Community College District
Series 2020A , GO , 5.00% , 08/15/29 ..... 120 127,331
Series 2020A , GO , 5.00% , 08/15/32 ..... 435 456,877
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 415 436,873
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 295,359
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 26,371
Coppell Independent School District, Series
2001, GO, 0.00%, 08/15/29 (PSF)
(a)
..... 25 22,574
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 108,868
County of Collin
Series 2019 , GO , 5.00% , 02/15/29 ...... 95 98,112
Series 2020 , GO , 5.00% , 02/15/29 ...... 170 179,077
Series 2022 , GO , 5.00% , 02/15/29 ...... 55 57,937
Series 2024 , GO , 5.00% , 02/15/29 ...... 25 26,335
County of Denton
Series 2020 , GO , 4.00% , 07/15/29 ...... 165 170,156
GO , 5.00% , 07/15/29 ............... 50 53,074
County of Fort Bend, GO, 5.00%, 03/01/29 .. 330 347,544
County of Harris
Series 2007C , GO , 5.25% , 08/15/29 ..... 500 535,205
Series 2024A , GO , 5.00% , 09/15/29 ..... 30 31,863
Series 2025A , GO , 5.00% , 09/15/29 ..... 20 21,242
Series 2021A , GO , 5.00% , 10/01/29 ..... 50 53,140
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 599,350
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 37,128
County of Hays
Series 2017 , GO , 5.00% , 02/15/29 ...... 325 328,614

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026 , GO , 5.00% , 02/15/29 ...... USD 500 $ 525,694
County of Tarrant, Series 2022, GO,
5.00%, 07/15/29 ................. 50 52,986
County of Travis
Series 2019A , GO , 5.00% , 03/01/29 ..... 260 273,889
Series 2019A , GO , 5.00% , 03/01/30 ..... 230 241,513
County of Williamson
Series 2020 , GO , 5.00% , 02/15/29 ...... 305 320,903
Series 2025 , GO , 5.00% , 02/15/29 ...... 110 115,735
Series 2020 , GO , 5.00% , 02/15/31 ...... 170 177,959
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 210,770
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 35 36,885
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 152,808
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 20 21,077
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 50 52,692
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 526,924
Series 2026 , GO , 5.00% , 02/15/29 ( PSF ) .. 250 263,462
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 150 157,872
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 94,398
Series 2019A , GO , 5.00% , 02/15/31 ( PSF ) 145 152,213
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 390 408,510
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 905 966,563
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 154,864
Series 2019 , RB , 5.00% , 12/01/30 ...... 35 37,264
Series 2019 , RB , 5.00% , 12/01/31 ...... 290 307,779
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 260 276,474
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 63,802
Series 2023B , RB , 5.00% , 11/01/29 ..... 205 217,989
Series 2024 , RB , 5.00% , 11/01/29 ...... 130 138,237
Series 2025B , RB , 5.00% , 11/01/29 ..... 25 26,584
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 450 474,797
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 100 105,510
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 170 178,922
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 126,935
Del Valle Independent School District
Series 2020 , GO , 5.00% , 06/15/29 ( PSF ) .. 35 37,021
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 200 211,549
Series 2024 , GO , 5.00% , 06/15/29 ( PSF ) .. 55 58,176
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 305 323,603
Series 2020 , GO , 5.00% , 08/15/30 ( PSF ) .. 125 132,459
Fort Bend Independent School District
Series 2026B , GO , VRDN, 3.13% , 08/01/29
( PSF )
(b)
...................... 230 228,954
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 345 352,157
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 58,338
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 35 37,124
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 331,958
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 145 152,844
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,352
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 210,820
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,352
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 55 57,975
Frisco Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 65 68,419
Series 1999 , GO , 0.00% , 08/15/29 ( PSF )
(a)
20 18,060
Series 2017 , GO , 4.00% , 08/15/29 ( PSF ) .. 325 326,707
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 105 108,555
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 115 121,337
Security
Par (000)
Par (000) Value
Texas (continued)
Georgetown Independent School District
Series 2019D , GO , 5.00% , 08/15/29 ..... USD 25 $ 26,018
Series 2023A , GO , 5.00% , 08/15/29 ( PSF ) 70 74,228
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/29
(PSF) ....................... 50 53,199
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 450 478,085
Series 2017A , RB , 5.00% , 10/01/29 ..... 305 312,268
Series 2021A , GO , 5.00% , 10/01/29 ..... 200 212,624
Series 2020A , GO , 5.00% , 10/01/30 ..... 90 95,255
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 130 131,572
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 273,740
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 115 121,077
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF) ..... 250 263,650
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 5.00%, 08/15/29
(PSF) ....................... 110 116,874
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 70 73,769
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 144,569
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 126,432
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 262,301
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 312,748
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 65,940
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 90 94,721
Series 2020 , GO , 5.00% , 08/01/29 ( PSF ) .. 25 26,517
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 164,403
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 190,919
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 800 842,477
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 94,779
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 190 199,262
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) .. 140 146,331
Laredo Independent School District
Series 2024 , GO , 5.00% , 08/01/29 ( PSF ) .. 40 42,309
Series 2025 , GO , 5.00% , 08/01/29 ( PSF ) .. 30 31,731
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 274,262
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 505 526,444
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 58,453
Lewisville Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 119,629
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 138,046
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 290 307,949
Series 2020 , GO , 5.00% , 08/15/30 ( PSF ) .. 60 63,383
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 165 173,834
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 120,727
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 235 237,524
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/29 ...... 420 442,408
Series 2020 , RB , 5.00% , 05/15/29 ...... 510 537,210
Series 2022A , RB , 5.00% , 05/15/29 ..... 20 21,067
Series 2023 , RB , 5.00% , 05/15/29 ...... 20 21,094
Series 2023A , RB , 5.00% , 05/15/29 ..... 1,005 1,059,998
Series 2024 , RB , 5.00% , 05/15/29 ...... 215 226,766
Series 2025 , RB , 5.00% , 05/15/29 ...... 330 347,607
Series 2025A , RB , 5.00% , 05/15/29 ..... 55 57,934

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026 , RB , 5.00% , 05/15/29 ...... USD 100 $ 105,335
Series 2020 , RB , 5.00% , 05/15/32 ...... 215 224,641
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 45 47,799
Series 2020A , GO , 5.00% , 08/15/31 ( PSF ) 70 73,956
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/29 ............... 70 73,195
Series 2017B , RB , 5.00% , 11/01/29 ..... 105 107,693
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/29 ..... 115 121,273
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/29 ( PSF ) .. 130 137,855
Series 2018 , GO , 5.00% , 08/01/29 ( PSF ) .. 245 249,980
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 105 111,553
Series 2025 , RB , 5.00% , 09/01/29 ...... 150 159,362
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 102,002
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29
(a)
.... 545 506,339
Series 2019A , RB , 5.00% , 01/01/29 ..... 60 63,115
Series 2019B , RB , 5.00% , 01/01/29 ..... 315 330,751
Series 2022B , RB , 5.00% , 01/01/29 ..... 50 52,500
Series 2024A , RB , 5.00% , 01/01/29 ..... 225 236,681
Series 2025A , RB , 5.00% , 01/01/29 ..... 80 84,153
Series 2025B , RB , 5.00% , 01/01/29 ..... 85 89,250
Northside Independent School District
Series 2023B , GO , VRDN, 0.00% , 08/01/29
( PSF )
(b) (c)
..................... 465 463,684
Series 2020 , GO , 5.00% , 08/01/29 ( PSF ) .. 55 58,418
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 95 97,039
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 45,966
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 150 156,249
Series 2023A , GO , 5.00% , 08/15/29 ( PSF ) 280 297,414
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 36,858
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 420 441,984
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 125 132,458
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 689,157
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 55 56,837
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 50 52,617
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ...... 175 184,168
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 205 216,296
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 50 52,755
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... 145 154,198
Series 2021 , RB , 5.00% , 10/01/29 ...... 25 26,555
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 122,152
Prosper Independent School District
Series 2026 , GO , 5.00% , 02/15/29 ( PSF ) .. 150 158,077
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 175 183,528
Richardson Independent School District, Series
2021, GO, 5.00%, 02/15/29 (PSF) ...... 50 52,630
Rockwall Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF) ...... 110 115,868
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/29 ...... 70 71,446
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 137,809
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019B , GO , 5.00% , 08/01/29 ..... USD 65 $ 68,931
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 350 370,922
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 360 381,054
Series 2019B , GO , 5.00% , 08/01/30 ..... 25 26,436
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 361,528
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 165 175,064
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/29 ..... 185 195,683
Series 2025B , RB , 5.00% , 05/15/29 ..... 130 137,507
San Marcos Consolidated Independent School
District, Series 2020, GO, 5.00%, 08/01/29
(PSF) ....................... 25 26,576
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF) ...... 125 131,574
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 369,053
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 100 105,444
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 255 268,881
Spring Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 120 124,999
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 122,049
State of Texas
Series 2018A , GO , 5.00% , 10/01/29 ..... 35 37,262
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 90,524
Series B , GO , 5.00% , 10/01/29 ........ 100 102,439
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/29 .............. 190 200,984
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 193,166
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 174,500
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/30 ................. 525 550,195
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 340 360,043
Texas State University System
Series 2017A , RB , 5.00% , 03/15/29 ..... 55 55,708
Series 2024 , RB , 5.00% , 03/15/29 ...... 75 78,955
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 115,846
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/29 ..... 50 51,365
Series 2018 , RB , 5.00% , 08/01/29 ...... 120 122,675
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 255,048
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 116,897
Series 2018A , RB , 5.00% , 10/15/29 ..... 190 196,737
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 53,308
Series 2020 , RB , 5.00% , 10/15/29 ...... 40 42,647
Series 2021 , RB , 5.00% , 10/15/29 ...... 150 159,925
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 143,932
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 533,082
Series 2019A , RB , 5.00% , 04/15/30 ..... 550 584,979
Series 2019A , RB , 5.00% , 10/15/31 ..... 50 52,986
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 275 280,573
Series 2018 , RB , 5.00% , 08/01/29 ...... 840 873,653
Series 2019 , RB , 5.00% , 08/01/29 ...... 190 201,266
Series 2020 , RB , 5.00% , 08/01/29 ...... 265 280,714
Series 2024 , RB , 5.00% , 08/01/29 ...... 115 121,819
Series 2019 , RB , 5.00% , 08/01/31 ...... 170 179,070
Tyler Independent School District, Series 2022,
GO, 5.00%, 02/15/29 (PSF) .......... 140 147,433
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 325 329,683

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/29 (PSF) .. USD 310 $ 326,382
Wylie Independent School District
Series 2019B , GO , 5.00% , 08/15/29 ( PSF ) 100 106,040
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 55 58,322
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 122,217
63,165,462
Utah — 1.5%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/29 ( GTD ) 90 91,312
Series 2019 , GO , 5.00% , 03/15/29 ( GTD ) . 50 51,820
Series 2019B , GO , 5.00% , 03/15/29 ( GTD ) 105 110,995
Series 2019B , GO , 4.00% , 03/15/32 ( GTD ) 110 111,913
Canyons School District, Series 2018, GO,
2.35%, 06/15/29 (GTD) ............. 920 891,941
Canyons School District Local Building Authority
Series 2021 , RB , 5.00% , 06/15/29 ...... 300 317,748
Series 2024 , RB , 5.00% , 06/15/29 ...... 110 116,508
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 150 158,681
Series 2017B , RB , 5.00% , 10/01/29 ..... 390 400,149
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/29 ......... 135 142,443
City of Provo, Series 2017, GO, 5.00%, 01/01/29 95 98,015
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 180 190,111
Series 2020 , RB , 5.00% , 02/01/30 ...... 435 457,975
County of Utah
Series 2019 , RB , 5.00% , 12/01/30 ...... 140 149,255
Series 2019 , RB , 5.00% , 12/01/31 ...... 125 132,652
Davis School District
Series 2023 , GO , 5.00% , 06/01/29 ( GTD ) . 255 270,425
Series 2025 , GO , 5.00% , 06/01/29 ( GTD ) . 60 63,629
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 480,946
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 175 185,502
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 127,650
Series 2020 , GO , 5.00% , 07/01/30 ...... 200 210,058
Series 2019 , GO , 5.00% , 07/01/31 ...... 235 246,391
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 192,656
Series 2020 , GO , 5.00% , 07/01/32 ...... 395 413,403
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 251,181
University of Utah (The)
Series 2020A , RB , 5.00% , 08/01/29 ..... 95 100,965
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 265 281,640
Series 2022A , RB , 5.00% , 08/01/29 ..... 175 185,988
Series 2022B , RB , 5.00% , 08/01/29 ..... 85 90,337
Series 2023A , RB , 5.00% , 08/01/29 ..... 305 324,151
6,846,440
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 37,302
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 122,843
Vermont Municipal Bond Bank
Series 2017A , RB , 5.00% , 10/01/29 ( ST
INTERCEPT ) .................. 90 92,129
Series 2024 , RB , 5.00% , 12/01/29 ...... 175 187,010
439,284
Security
Par (000)
Par (000) Value
Virginia — 1.9%
City of Richmond
Series 2017D , GO , 5.00% , 03/01/29 ( SAW ) USD 110 $ 116,205
Series 2017B , GO , 4.00% , 07/15/29 ..... 495 500,042
City of Virginia Beach, Series 2017A, GO,
5.00%, 04/01/29 (SAW) ............ 65 67,433
County of Arlington, Series 2019, GO,
5.00%, 06/15/29 ................. 240 255,084
County of Chesterfield, Series 2019A, GO,
5.00%, 01/01/31 (SAW) ............ 50 52,421
County of Fairfax
Series 2024A , GO , 5.00% , 10/01/29 ( SAW ) 750 800,332
Series 2019A , GO , 5.00% , 10/01/30 ( SAW ) 125 131,865
County of Loudoun
Series 2021B , GO , 5.00% , 12/01/29 ..... 50 53,565
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 60 63,810
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 290 299,529
Series 2019A , RB , 5.00% , 02/01/29 ..... 280 294,979
Series 2019B , RB , 5.00% , 02/01/29 ..... 255 268,642
Series 2019C , RB , 5.00% , 02/01/29 ..... 320 337,119
Series 2020A , RB , 5.00% , 02/01/29 ..... 120 126,420
Series 2022A , RB , 5.00% , 02/01/29 ..... 50 52,675
Series 2023B , RB , 5.00% , 02/01/29 ..... 55 57,942
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 230 239,774
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 150 159,494
Series 2019A , RB , 5.00% , 02/01/30 ..... 445 467,756
Series 2019B , RB , 5.00% , 02/01/30 ..... 325 341,619
Series 2019C , RB , 5.00% , 02/01/30 ..... 210 220,739
Series 2019A , RB , 5.00% , 02/01/31 ..... 205 214,904
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 215,983
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 77,922
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 126,669
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 226,948
Series 2019 , RB , 5.00% , 05/15/31 ...... 55 57,907
Series 2019 , RB , 5.00% , 05/15/32 ...... 250 262,406
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 285 297,821
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 91,945
Series 2020A , RB , 5.00% , 08/01/29 ..... 145 154,182
Series 2020B , RB , 5.00% , 08/01/29 ..... 90 95,699
Series 2022A , RB , 5.00% , 08/01/29 ..... 140 148,865
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 506,321
Virginia Public School Authority
Series 2018B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 25 26,074
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 75 79,794
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 145 154,268
Series 2021A , RB , 5.00% , 08/01/29 ( SAW ) 60 63,835
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 320 340,453
Series 2020 , RB , 4.00% , 10/01/29 ( SAW ) . 60 62,168
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 72,529
Virginia Resources Authority
Series 2017C , RB , 5.00% , 11/01/29 ..... 120 123,246
Series 2024B , RB , 5.00% , 11/01/29 ..... 65 69,560
Series 2019A , RB , 5.00% , 11/01/32 ( ST
INTERCEPT ) .................. 120 127,186

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. USD 230 $ 245,795
8,749,925
Washington — 4.5%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 100 103,034
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 180 192,300
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 300 319,891
City of Seattle
Series 2025 , RB , 5.00% , 02/01/29 ...... 80 84,375
Series 2025 , RB , 5.00% , 05/01/29 ...... 75 79,470
Series 2017 , RB , 4.00% , 07/01/29 ...... 120 121,363
Series 2020A , RB , 5.00% , 07/01/29 ..... 90 95,572
Series 2017C , RB , 5.00% , 09/01/29 ..... 665 681,259
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 229,053
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 111,927
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 74,821
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 504,017
City of Seattle Water System, Series 2022, RB,
5.00%, 09/01/29 ................. 135 143,947
City of Tacoma, Series 2022, RB,
5.00%, 12/01/29 ................. 80 85,414
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 562,921
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 625 657,021
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/29 ................. 310 325,882
Clark County School District No. 114 Evergreen
Series 2019 , GO , 4.00% , 12/01/29 ( GTD ) . 125 128,648
Series 2020 , GO , 5.00% , 12/01/29 ( GTD ) . 55 58,722
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 70 73,947
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 260 264,751
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/29 ( GTD ) . 60 61,121
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 550 576,184
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 105 110,415
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 115,952
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 315,388
Series 2019 , GO , 5.00% , 01/01/32 ...... 645 675,576
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 261,413
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 129,019
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 250 266,919
Series 2021A , GO , 5.00% , 12/01/29 ..... 340 363,010
County of Spokane
Series 2021 , GO , 5.00% , 12/01/29 ...... 115 122,783
Series 2019B , GO , 5.00% , 12/01/30 ..... 65 69,297
Series 2019B , GO , 5.00% , 12/01/31 ..... 255 270,775
Series 2019B , GO , 5.00% , 12/01/32 ..... 85 89,951
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 520,441
King County School District No. 210 Federal
Way
Series 2019 , GO , 4.00% , 12/01/29 ( GTD ) . 55 56,882
Series 2019 , GO , 4.00% , 12/01/30 ( GTD ) . 205 211,174
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 295 312,386
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 403 Renton,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . USD 150 $ 159,084
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 190,613
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 830,381
Series 2022 , GO , 5.00% , 12/01/29 ( GTD ) . 150 160,299
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 179,349
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 160 171,196
King County School District No. 411 Issaquah
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 125 128,793
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 120 128,239
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/29 (GTD) ............. 60 61,995
King County School District No. 415 Kent
Series 2017 , GO , 3.00% , 12/01/29 ( GTD ) . 60 59,135
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 20 20,772
Pierce County School District No. 10 Tacoma,
Series 2020B, GO, 5.00%, 12/01/29 (GTD) 250 266,919
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 405 412,669
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 300 309,103
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 253,069
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 455 481,431
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 200 211,054
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 165 173,738
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 127,379
Snohomish County School District No. 103
Monroe, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 155 165,337
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 130 138,457
Spokane County School District No. 81 Spokane
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 140 144,926
Series 2017B , GO , 5.00% , 12/01/29 ( GTD ) 115 118,489
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 445 469,471
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 140 147,690
Series 2020C , GO , 5.00% , 02/01/29 ..... 95 100,218
Series 2019D , GO , 5.00% , 06/01/29 ..... 320 336,361
Series 2021F , GO , 5.00% , 06/01/29 ..... 110 116,685
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 127,292
Series R 2022D , GO , 4.00% , 07/01/29 ... 145 149,949
Series 2017A , COP , 5.00% , 07/01/29 .... 275 280,156
COP , 5.00% , 07/01/29 .............. 115 121,954
Series 2024A , GO , 5.00% , 08/01/29 ..... 150 159,543
Series 2021A , GO , 5.00% , 08/01/29 ..... 95 101,044
Series R-2018C , GO , 5.00% , 08/01/29 ... 825 843,433
Series 2020B , GO , 5.00% , 06/01/30 ..... 270 285,821
Series 2019D , COP , 5.00% , 07/01/30 .... 550 582,062
Series 2020A , GO , 5.00% , 08/01/30 ..... 200 212,227
Series 2019C , GO , 5.00% , 02/01/31 ..... 170 178,477
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 175,569
Series 2020A , GO , 5.00% , 08/01/31 ..... 710 750,779
Series 2020B , GO , 5.00% , 06/01/32 ..... 770 810,684
Series 2020A , GO , 5.00% , 08/01/32 ..... 415 438,000
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 195 205,833

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024B , RB , 5.00% , 07/01/29 ..... USD 260 $ 275,513
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. 55 58,300
21,246,509
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 93,481
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 116,685
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 111,381
Series 2018A , GO , 5.00% , 12/01/29 ..... 100 103,758
Series 2019A , GO , 5.00% , 12/01/31 ..... 645 680,293
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 675 690,209
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 540 561,475
Series 2021 , RB , 5.00% , 06/01/29 ...... 140 148,155
2,505,437
Wisconsin — 1.1%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 188,675
City of Madison
Series 2022C , GO , 5.00% , 10/01/29 ..... 55 58,622
Series 2023A , GO , 5.00% , 10/01/29 ..... 360 383,709
Series 2025D , GO , 5.00% , 10/01/29 ..... 105 111,915
Series 2022A , GO , 4.00% , 10/01/30 ..... 160 164,309
City of Milwaukee, Series 2022N-3, GO,
5.00%, 04/01/29 ................. 630 661,000
Green Bay Area Public School District, GO,
5.00%, 04/01/29 ................. 490 517,972
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 135 139,422
Series 2023A , GO , 5.00% , 10/01/29 ..... 65 69,179
Series 2020A , GO , 4.00% , 10/01/31 ..... 250 256,232
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 90 91,243
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 400 423,296
Series 2020B , GO , 5.00% , 05/01/29 ..... 105 111,115
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021-1 , GO , 5.00% , 05/01/29 ..... USD 100 $ 105,824
Series 2021-2 , GO , 5.00% , 05/01/29 ..... 115 121,698
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 150 158,736
Series 20252 , GO , 5.00% , 05/01/29 ..... 185 195,775
Series 2026A , GO , 5.00% , 05/01/29 ..... 110 116,407
Series 2021B , GO , 5.00% , 05/01/32 ..... 500 526,274
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 305 323,535
Wisconsin Department of Transportation
Series 2021A , RB , 5.00% , 07/01/29 ..... 365 387,598
Series 2023A , RB , 5.00% , 07/01/29 ..... 75 79,643
Series 2023I , RB , 5.00% , 07/01/29 ...... 100 106,191
5,298,370
Total Long-Term Investments — 98 .4%
(Cost: $ 462,589,423 ) .............................. 460,960,801
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(d) (e)
......... 2,031,844 2,032,047
Total Short-Term Securities — 0 .4%
(Cost: $ 2,032,047 ) ............................... 2,032,047
Total Investments — 98 .8%
(Cost: $ 464,621,470 ) .............................. 462,992,848
Other Assets Less Liabilities — 1.2% .................... 5,645,972
Net Assets — 100.0% ...............................
$ 468,638,820
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 306,632 $ 1,725,331
(a)
$ — $ 84 $ — $ 2,032,047 2,031,844 $ 21,233 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 460,960,801 $ — $ 460,960,801
Short-Term Securities
Money Market Funds ...................................... 2,032,047 — — 2,032,047
$ 2,032,047 $ 460,960,801 $ — $ 462,992,848
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes